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                                             STATEMENT OF ADDITIONAL INFORMATION



                                                                January 29, 2000
                                               As supplemented November 17, 2000



                           THE OAKMARK FAMILY OF FUNDS
                                  No-Load Funds


                                                        Two North LaSalle Street
                                                    Chicago, Illinois 60602-3790
                                                         Telephone 1-800-OAKMARK
                                                                (1-800-625-6275)
                                                                 www.oakmark.com

This Statement of Additional Information relates to The Oakmark Fund ("Oakmark Fund"), The Oakmark Select Fund ("Select Fund"), The Oakmark Small Cap Fund ("Small Cap Fund"), The Oakmark Equity and Income Fund, ("Equity and Income Fund"), The Oakmark Global Fund ("Global Fund"), The Oakmark International Fund ("International Fund") and The Oakmark International Small Cap Fund ("International Small Cap Fund"), each a series of Harris Associates Investment Trust (the "Trust"). This Statement of Additional Information is not a prospectus but provides information that should be read in conjunction with the Funds' prospectus dated the same date as this Statement of Additional Information and any supplement thereto. You may obtain a prospectus or semi-annual or annual report from the Funds at no charge by writing, telephoning or accessing the Funds at their address, telephone number or website shown above.

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                                TABLE OF CONTENTS

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THE FUNDS..........................................................2
INVESTMENT RESTRICTIONS............................................2
HOW THE FUNDS INVEST...............................................4
PERFORMANCE INFORMATION...........................................13
INVESTMENT ADVISER................................................16
CODE OF ETHICS....................................................18
TRUSTEES AND OFFICERS.............................................18
PRINCIPAL SHAREHOLDERS............................................21
PURCHASING AND REDEEMING SHARES...................................22
ADDITIONAL TAX INFORMATION........................................24
PORTFOLIO TRANSACTIONS............................................26
DECLARATION OF TRUST..............................................28
CUSTODIAN AND TRANSFER AGENT......................................28
INDEPENDENT PUBLIC ACCOUNTANTS....................................29
APPENDIX A -- BOND RATINGS.......................................A-1
APPENDIX B -- FINANCIAL STATEMENTS...............................B-1
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                                    THE FUNDS

      Oakmark Fund, Select Fund, Small Cap Fund, Global Fund, International Fund and International Small Cap Fund seek long-term capital appreciation.

      Equity and Income Fund seeks high current income and preservation and growth of capital.

      The Funds are series of the Trust, an open-end management investment company, and each Fund other than Select Fund is diversified. The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust dated February 1, 1991.

      Each Fund's shares are divided into two share classes: Class I Shares and Class II Shares. Class I Shares of each Fund are offered to members of the general public. As described more fully in the prospectus, Class II Shares of each Fund are offered to certain retirement and profit sharing plans. Class II Shares of a Fund pay a service fee at the annual rate of .25% of the average net assets of Class II Shares of the Fund. This service fee is paid to an administrator for performing the services associated with the administration of such retirement plans. The shares of each class of a Fund represent an interest in the same portfolio of investments of the Fund. All shares of a Fund have equal voting rights (except as to matters affecting the interests of only one class).

                             INVESTMENT RESTRICTIONS

      In pursuing their respective investment objectives no Fund will:

      1. [THIS RESTRICTION DOES NOT APPLY TO SELECT FUND] In regard to 75% of its assets, invest more than 5% of its assets (valued at the time of investment) in securities of any one issuer, except in U.S. government obligations;

      2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or
(b) have a value greater than 10% of the value of the outstanding securities of the issuer;

      3. Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in U.S. government obligations;

      4. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's assets at the time of borrowing [the Fund will not purchase additional securities when its borrowings, less receivables from portfolio securities sold, exceed 5% of the value of the Fund's total assets];

      5. Issue any senior security except in connection with permitted borrowings;

      6.    Underwrite the distribution of securities of other issuers;
however the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

      7.    Make loans, but this restriction shall not prevent the Fund from
(a) investing in debt obligations, (b) investing in repurchase agreements,(1) or
(c) [FUNDS OTHER THAN OAKMARK


----------------------------
(1) A repurchase agreement involves a sale of securities to a Fund with the concurrent agreement of the seller (bank or securities dealer) to repurchase the securities at the same

                                       2
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FUND] lending its portfolio securities [the Fund will not lend securities having a value in excess of 33% of its assets, including collateral received for loaned securities (valued at the time of any loan)];

      8. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

      9. Purchase and sell commodities or commodity contracts, except that it may enter into forward foreign currency contracts;

      10. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or (b) where the acquisition results from a dividend or a merger, consolidation or other reorganization;(2)

      11. Make margin purchases or participate in a joint or on a joint or several basis in any trading account in securities;

      12. Invest in companies for the purpose of management or the exercise of control;

      13. Invest more than 15% of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

      14. [OAKMARK FUND, SELECT FUND, SMALL CAP FUND AND EQUITY AND INCOME FUND ONLY] Invest more than 2% of its net assets (valued at the time of investment) in warrants not listed on the New York or American stock exchanges, valued at cost, nor more than 5% of its net assets in all warrants, provided that warrants acquired in units or attached to other securities shall be deemed to be without value for purposes of this restriction; [INTERNATIONAL FUND AND INTERNATIONAL SMALL CAP FUND ONLY] Invest more than 10% of its net assets (valued at the time of investment) in warrants valued at the lower of cost or market, provided that warrants acquired in units or attached to securities shall be deemed to be without value for purposes of this restriction;

      15. [OAKMARK FUND, SELECT FUND AND SMALL CAP FUND ONLY] Invest more than 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers (other than securities represented by American Depositary Receipts) [EQUITY AND INCOME FUND ONLY] Invest more than 10% of its total assets (valued at the time of investment) in securities of non-U.S. issuers (other than securities represented by American Depositary Receipts);(3)


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      price plus an amount equal to an agreed-upon interest rate within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses. No Fund may invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and other illiquid securities.

(2) In addition to this investment restriction, the Investment Company Act of 1940 provides that a Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at the time of investment) in all investment company securities purchased by the Fund. Investment in the shares of another investment company would require the Fund to bear a portion of the management and advisory fees paid by that investment company, which might duplicate the fees paid by the Fund.

(3) Although securities represented by American Depositary Receipts ("ADRs") are not subject to restriction 15, none of these Funds has any present intention to invest more than the indicated percentage of its total assets in ADRs and securities of foreign issuers.

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      16.   Make short sales of securities unless (i) the Fund owns at least an equal amount of such securities, or of securities that are convertible or exchangeable, or anticipated to be convertible or exchangeable, into at least an equal amount of such securities with no restriction other than the payment of additional consideration; or (ii) immediately after such a short sale, the aggregate value of all securities that the Fund is short (excluding short sales against-the-box) does not exceed 5% of the value of the Fund's net assets, and the Fund covers such short sales as required by the current rules and positions of the Securities and Exchange Commission or it staff;

      17. Purchase or write a call option or a put option if the aggregate premium paid for all call and put options then held exceed 20% of its net assets (less the amount by which any such positions are in-the-money);

      18. Invest in futures or options on futures, except that it may invest in forward foreign currency contracts.

      The first 10 restrictions listed above, except the bracketed portions, are fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" of the respective Fund, which is defined in the Investment Company Act of 1940 (the "1940 Act") as the lesser of (i) 67% of the shares of the Fund present at a meeting if more than 50% of the outstanding shares of the Fund are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund. Those restrictions not designated as "fundamental," and a Fund's investment objective, may be changed by the board of trustees without shareholder approval. A Fund's investment objective will not be changed without at least 30 days' notice to shareholders.

      Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights, provided, in the case of each Fund other than Select Fund, that such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, a Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of a Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.


                              HOW THE FUNDS INVEST

SECURITIES OF NON-U.S. ISSUERS

      International Fund and International Small Cap Fund invest primarily in securities of non-U.S. issuers, Global Fund typically invests between 40-80% of its total assets in securities of non-U.S. issuers and the other Funds each may invest a minor portion of their assets (up to 25% for Oakmark Fund, Select Fund and Small Cap Fund and up to 10% for Equity and Income Fund) in securities of non-U.S. issuers.

      International investing permits an investor to take advantage of the growth in markets outside the United States. Investing in securities of non-U.S. issuers may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. The Funds may invest in securities of non-U.S. issuers directly or in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs), or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company and trading

                                       4
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in U.S. markets evidencing ownership of the underlying securities. EDRs are
European receipts evidencing a similar arrangement. Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are receipts that may trade in U.S. or non-U.S. markets. The Funds may invest in both "sponsored" and "unsponsored" ADRs, EDRs or GDRs. In a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to depositary receipt holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security. The depositary receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications.

      With respect to portfolio securities of non-U.S. issuers or denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions."

      You should understand and consider carefully the risks involved in international investing. Investing in securities of non-U.S. issuers, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements.

      Although the Funds try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation of assets, confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other political, social or diplomatic developments that could adversely affect investment in these countries.

      PRIVATIZATIONS. Some governments have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Adviser believes that privatizations may offer opportunities for significant capital appreciation, and intends to invest assets of International Fund, International Small Cap Fund and Global Fund in privatizations in appropriate circumstances. In certain of those markets, the ability of foreign entities such as International Fund, International Small Cap Fund and Global Fund to participate in privatizations may be limited by local law, and/or the terms on which such Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

      EMERGING MARKETS. Investments in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities or, if a Fund has entered into a contract to sell a security, in possible liability to the purchaser. Costs associated with transactions in emerging markets securities are typically higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

      Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

      The risk also exists that an emergency situation may arise in one or more emerging markets. As a result, trading of securities may cease or may be substantially curtailed and prices for a Fund's securities in such markets may not be readily available. A Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly, if a Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that such an emergency is present. During the period commencing from a Fund's identification of such condition until the date of the SEC action, that Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's board of trustees.

      Income from securities held by a Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the emerging market countries in which the Fund invests. Net asset value of a Fund may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

      Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest or principal on debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

      Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur.

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      CURRENCY EXCHANGE TRANSACTIONS. Each Fund may enter into currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded and are usually for less than one year, but may be renewed.

      Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. A Fund's currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or actual or anticipated portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Fund may aggregate such positions as to the currency hedged.

      If a Fund enters into a forward contract hedging an anticipated or actual holding of portfolio securities, liquid assets of the Fund, having a value at least as great as the amount of the excess, if any, of the Fund's commitment under the forward contract over the value of the portfolio position being hedged, will be segregated on the books of the Fund and held by the Fund's custodian and marked to market daily, while the contract is outstanding.

      At the maturity of a forward contract to deliver a particular currency, a Fund may sell the portfolio security related to such contract and make delivery of the currency received from the sale, or it may retain the security and either purchase the currency on the spot market or terminate its contractual obligation to deliver the currency by entering into an offsetting contract with the same currency trader for the purchase on the same maturity date of the same amount of the currency.

      It is impossible to forecast precisely the market value of a portfolio security being hedged with a forward currency contract. Accordingly, at the maturity of a contract it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver under the forward contract and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if the sale proceeds exceed the amount of currency the Fund is obligated to deliver.

      If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

      Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such

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transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

      EUROPEAN CURRENCY UNIFICATION. Effective January 1, 1999, eleven of the fifteen member countries of the European Union adopted a single European currency, the euro. The countries participating in the Economic and Monetary Union ("EMU") are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The four European Union countries not currently participating in the EMU are Great Britain, Denmark, Sweden and Greece. A new European Central Bank manages the monetary policy of the new unified region, and the exchange rates among the EMU member countries are permanently fixed. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

      This change is likely to impact significantly the European capital markets in which the Funds, and in particular International Fund, International Small Cap Fund and Global Funds may invest their assets. The change to the new euro currency could have adverse effects on a Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. The Adviser is working with the providers of services to the Funds in the areas of clearance and settlement of trades in an effort to avoid any material impact on the Funds due to the euro conversion; there can be no assurance, however, that the steps taken by the Adviser will be sufficient to avoid any adverse impact on the Funds.

DEBT SECURITIES

      Each Fund may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), commonly called "junk bonds") and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by a Fund or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that International Fund and International Small Cap Fund will not invest more than 10% of their respective total assets in securities rated below investment grade, Equity and Income Fund will not invest more than 20% of its total assets in such securities, and each of the other Funds will not invest more than 25% of its total assets in such securities.

      Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in making their principal and interest payments.

      Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. See "Investing with The Oakmark Family of Funds -- Share Price," The market value of those securities and their liquidity may be affected by adverse publicity and investor perceptions.

      A description of the characteristics of bonds in each ratings category is included in the appendix to this statement of additional information.

WHEN-ISSUED, DELAYED-DELIVERY AND OTHER SECURITIES

      Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivered basis.

      At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase net asset value fluctuation.

      A Fund may also enter into a contract with a third party that provides for the sale of securities held by the Fund at a set price, with a contingent right for the Fund to receive additional proceeds from the purchaser upon the occurrence of designated future events, such as a tender offer for the securities of the subject company by the purchaser, and satisfaction of any applicable conditions. Under such an arrangement, the amount of contingent proceeds that the Fund will receive from the purchaser, if any, will generally not be determinable at the time such securities are sold. The Fund's rights under such an arrangement will not be secured and the Fund may not receive the contingent payment if the purchaser does not have the resources to make the payment. The Fund's rights under such an arrangement also generally will be illiquid and subject to the limitations on ownership of illiquid securities.

ILLIQUID SECURITIES

      No Fund may invest in illiquid securities, if as a result such securities would comprise more than 15% of the value of the Fund's assets.

      If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

      Illiquid securities may include restricted securities, which may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where a Fund holds restricted securities and registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the board of trustees.

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      Notwithstanding the above, each Fund may purchase securities that, although privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the board of trustees, may consider whether securities purchased under Rule 144A are liquid and thus not subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. (See restriction 13 under "Investment Restrictions.") A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, (4) and the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

SHORT SALES

      Each Fund may make short sales of securities if (a) the Fund owns at least an equal amount of such securities, or of securities that are convertible or exchangeable, or anticipated to be convertible or exchangeable, into at least an equal amount of such securities with no restriction other than the payment of additional consideration or (b) immediately after such a short sale the aggregate value of all securities that the Fund is short (excluding the value of securities sold short against-the-box) does not exceed 5% of the value of the Fund's net assets, and the Fund covers such short sales as described in the following paragraph.

      In a short sale, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, in order to cover its short positions, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian either (1) an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration or (2) cash, U.S. government securities or other liquid securities having a value equal to the excess of (a) the market value of the securities sold short over (b) the value of any cash, U.S. government securities or other liquid securities deposited as collateral with the broker in connection with the short sale. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

      Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

      Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

PRIVATE PLACEMENTS

      Each Fund may acquire securities in private placements. Because an active trading market may not exist for such securities, the sale of such securities may be subject to delay and additional costs. No Fund will purchase such a security if more than 15% of the value of such Fund's net assets would be invested in illiquid securities.

LENDING OF PORTFOLIO SECURITIES

      Each Fund except Oakmark Fund may lend its portfolio securities to broker-dealers and banks to the extent indicated in restriction 7 under "Investment Restrictions." Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income and lack of access to income during this period.

OTHER INVESTMENT COMPANIES

      Certain markets are closed in whole or in part to direct equity investments by foreigners. A Fund may be able to invest in such markets solely or primarily through governmentally authorized investment vehicles or companies.

      Each Fund generally may invest up to 10% of its assets in the aggregate in shares of other investment companies and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.

      Investment in another investment company may involve the payment of a premium above the value of such issuers' portfolio securities, and is subject to market availability. The Funds do not intend to invest in such vehicles or funds unless, in the judgment of the Adviser, the potential benefits of the investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses.

OPTIONS

      Each Fund may purchase and sell both call options and put options on securities. An option on a security is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on an individual security has the obligation upon exercise of a call option to deliver the underlying security upon payment of the exercise price or upon exercise of a put option to pay the exercise price upon delivery of the underlying security.

      It is expected that a Fund will not purchase a call option or a put option if the aggregate value of all call and put options held by the Fund would exceed 5% of the Fund's net assets.

      Each Fund will write call options and put options only if they are "covered." For example, in the case of a call option, the option is "covered" if the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional consideration (or, if additional consideration is required, assets having a value at least equal to that amount are segregated on the books of a fund) upon conversion or exchange of other securities held in its portfolio.

      If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

      Prior to the earlier of exercise or expiration, the writer may close out the option by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

      If a Fund closes out an option it has written, it will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

      A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded, or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      There are several risks associates with transactions in options. For example, there are significant differences between the securities markets and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund was unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund was unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. If trading were suspended in an option purchased or written by a Fund, that Fund would not able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

TEMPORARY STRATEGIES

      Each Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the Adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the investments of International Fund, International Small Cap Fund and Global Fund may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

      In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, each Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.


                             PERFORMANCE INFORMATION

      From time to time the Funds may quote total return figures in sales material. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. Total return figures quoted by the Funds will assume reinvestment of all dividends and distributions, but will not take into account income taxes payable by shareholders. Total return is not intended to indicate future performance. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

      Average Annual Total Return will be computed as follows:

              ERV = P(1+T)to the power of n

      Where: P = the amount of an assumed initial investment in Fund shares T = average annual total return n = number of years from initial investment to the end of the period
               ERV = ending redeemable value of shares held at the end of the period

      For example, Total Return and Average Annual Total Return on a $1,000 investment in Class I Shares of each Fund for the following periods ended September 30, 1999 were:

                                                                          Total           Average Annual
                                                                         Return            Total Return
                                                                         ------            ------------
         Oakmark Fund Class I
               One year.....................................                7.98%              --
               Five years...................................              102.08               15.10%
               Life of Fund*................................              438.82               22.93

         Select Fund Class I
               One year.....................................               30.07               --
               Life of Fund*................................              120.28               31.12

         Small Cap Fund Class I
               One year.....................................               10.56               --
               Life of Fund*................................               65.58               13.74


                                       13

         Equity and Income Fund Class I
               One year.....................................               15.32               --
               Life of Fund*................................               75.18               15.39

         International Fund Class I
               One year.....................................               46.41               --
               Five years...................................               56.41                9.35
               Life of Fund*................................              138.96               13.25

         International Small Cap Fund Class I
               One year.....................................               88.02               --
               Life of Fund*................................               54.39               11.72

         Global Fund Class I
               Life of Fund*................................               (8.20)               --

         ------------------
         * Life of Fund commenced with the public offering of Class I shares as follows: Oakmark, 8/5/91; Select, 11/1/96; International, 9/30/92; Small Cap, Equity and Income, International Small Cap, 11/1/95; and Global, 8/4/99.

No information is provided for Class II Shares, because no Class II Shares had been issued as of September 30, 1999.

     The Funds also may, from time to time, quote their yield. Yield is based on historical earnings and is not intended to indicate future performance. The yield of a Fund refers to the income generated by an investment in that Fund over a one-month period (which period will be stated in the sales material). This income is then "annualized." That is, the amount of income generated by the investment during the month is assumed to be generated each month over a 12 month period and is shown as a percentage of the investment.

     Yield quotations are based on a 30-day (or one month) period, and are computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                  a-b
     Yield = 2 [( --- +1) raised to the power of 6 - 1]
                  cd

     Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
              d = the maximum offering price per share on the last day of the period

     Although they may do so in the future, each Fund typically has not calculated or advertised its yield.


     The Funds impose no sales charge and pay no distribution ("12b-1") expenses. Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as yield and total return is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

      In advertising and sales literature, the performance of a Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should consider differences in features and expected performance.

      All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds generally believe to be accurate. The Funds may also refer to publicity (including performance rankings) in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines that might mention the Funds include, but are not limited to, the following:


   Barron's
   Business Week
   Changing Times
   Chicago Tribune
   Chicago Sun-Times
   Crain's Chicago Business
   Consumer Reports
   Consumer Digest
   Financial World
   Forbes
   Fortune
   Global Finance
   Investor's Business Daily
   Kiplinger's Personal Finance
   Los Angeles Times
   Money
   Mutual Fund Letter
   Mutual Funds Magazine
   Morningstar
   Newsweek
   The New York Times
   Pensions and Investments
   Personal Investor
   Smart Money
   Stanger Reports
   Time

      A Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The performance of a Fund may also be compared to the Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index*, a generally accepted benchmark for performance of major overseas markets, and to the following indexes or averages:

   Dow-Jones Industrial Average*
   Standard & Poor's 500 Stock Index*
   Standard & Poor's 400 Industrials
   Standard & Poor's Small Cap 600*
   Standard & Poor's Mid Cap 400*
   Russell 2000
   Wilshire 5000
   New York Stock Exchange Composite Index
   American Stock Exchange Composite Index
   NASDAQ Composite
   NASDAQ Industrials

      In addition, each of Oakmark Fund, Select Fund, Small Cap Fund and Equity and Income Fund may compare its performance to the following indexes and averages: Value Line Index; Lipper Capital Appreciation Fund Average; Lipper Growth Funds Average; Lipper Small Company Growth Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Lipper Small Company Growth Fund Index; and Lehman Brothers Government/Corporate Bond Index. Each of International Fund, International Small Cap Fund and Global Fund may compare its performance to the following indexes and averages: Lipper International & Global Funds Average; Lipper Global Fund Index; Lipper International Fund Index; Lipper International Equity Funds Average; Micropal International Small Company Fund Index; Morgan Stanley Capital International World ex the U.S. Index*; and Morningstar International Stock Average.


      Lipper Indexes and Averages are calculated and published by Lipper, Inc. ("Lipper"), an independent service that monitors the performance of more than 1,000 funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. Each Fund may also compare its performance or ranking against all funds tracked by Lipper or another independent service, including Morningstar, Inc.

      The Funds may cite their ratings, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from the fund's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk or both.

      To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks; small company stocks;

   ---------------------------
* With dividends reinvested.

long-term corporate bonds; long-term government bonds; intermediate-term government bonds; U.S. Treasury bills; and Consumer Price Index.


                               INVESTMENT ADVISER

      The Funds' investment adviser, Harris Associates L.P. (the "Adviser"), furnishes continuing investment supervision to the Funds and is responsible for overall management of the Funds' business affairs pursuant to investment advisory agreements relating to the respective Funds (the "Agreements"). The Adviser furnishes office space, equipment and personnel to the Funds, and assumes the expenses of printing and distributing the Funds' prospectus, profiles and reports to prospective investors.

      Each Fund pays the cost of its custodial, stock transfer, dividend disbursing, bookkeeping, audit and legal services. Each Fund also pays other expenses such as the cost of proxy solicitations, printing and distributing notices and copies of the prospectus and shareholder reports furnished to existing shareholders, taxes, insurance premiums, the expenses of maintaining the registration of that Fund's shares under federal and state securities laws and the fees of trustees not affiliated with the Adviser.

      The Adviser has voluntarily agreed to reimburse Class I Shares of each Fund to the extent that the annual ordinary operating expenses of that class exceed the following percentages of the average net assets of Class I Shares:
1.50% in the case of Oakmark Fund, Select Fund or Small Cap Fund; 1.00% in the case of Equity and Income Fund; 1.75% in the case of Global Fund; and 2.00% in the case of International Fund and International Small Cap Fund. The Adviser has also voluntarily agreed to reimburse Class II Shares of each Fund to the extent that the annual ordinary operating expenses of that class exceed the following percentages of the average net assets of Class II
Shares: Oakmark Fund, Select Fund or Small Cap Fund, 1.75% (1.50% + .25%); Equity and Income Fund, 1.25% (1.00% + .25%); Global Fund, 2.00% (1.75% +
 .25%); and International Fund and International Small Cap Fund, 2.25% (2.00% + .25%). Each such agreement is effective through January 31, 2001, subject to earlier termination by the Adviser on 30 days' notice to the Fund.

      For the purpose of determining whether a share class of a Fund is entitled to any reduction in advisory fee or expense reimbursement, the pro rata portion of the Fund's expenses attributable to a share class of that Fund, is calculated daily and any reduction in fee or reimbursement is made monthly.

      For its services as investment adviser, the Adviser receives from each Fund a monthly fee based on that Fund's net assets at the end of the preceding month. Basing the fee on net assets at the end of the preceding month has the effect of (i) delaying the impact of changes in assets on the amount of the fee and (ii) in the first year of a fund's operation, reducing the amount of the aggregate fee by providing for no fee in the first month of operation. The annual rates of fees as a percentage of each Fund's net assets are as follows:

          FUND                                        FEE
   -----------------              ----------------------------------------------
   Equity and Income              .75%

   Oakmark                        1.00% up to $2.5 billion; .95% on the next
                                  $1.25 billion; .90% on the next $1.25 billion;
                                  .85% on net assets in excess of $5 billion;
                                  and .80% on net assets in excess of $10
                                  billion

   International                  1.00% up to $2.5 billion; .95% on the next
                                  $2.5 billion; and .90% on net assets in excess
                                  of $5 billion

          FUND                                        FEE
   -----------------              ----------------------------------------------
   Select                         1.00% up to $1 billion; .95% on the next $500
                                  million; .90% on the next $500 million;
                                  .85% on the next $500 million; .80% over
                                  $2.5 billion; and .75% over $5 billion

   Small Cap                      1.25% up to $1 billion; 1.15% on the next
                                  $500 million; 1.10% on the next $500 million;
                                  1.05% on the next $500 million; 1.00% over
                                  $2.5 billion

   International Small Cap        1.25%

   Global Fund                    1.00%

      The table below shows gross advisory fees paid by the Funds and any expense reimbursements by the Adviser to them, which are described in the prospectus.

                          TYPE OF           YEAR ENDED               YEAR ENDED         ELEVEN MONTHS ENDED
          FUND            PAYMENT       SEPTEMBER 30, 1999       SEPTEMBER 30, 1998     SEPTEMBER 30, 1997
       -------------    -------------   ------------------       ------------------     -------------------
       Oakmark          Advisory fee        $59,957,947              $72,196,251            $43,705,462

       Select           Advisory fee         15,358,029               11,525,158              1,731,599

       Small Cap        Advisory fee          7,251,751               15,863,707              7,705,828

       Equity and       Advisory fee            464,454                  359,708                140,973
         Income         Reimbursement                --                       --                 39,450

       International    Advisory fee          8,068,806               12,623,371             13,040,702

       International
        Small Cap       Advisory fee          1,330,000                  827,611                648,148

       Global           Advisory fee             18,520                       --                     --
                        Reimbursement            15,474                       --                     --

      The Agreement for each Fund, except Global Fund, was for an initial term expiring September 30, 1997, and for Global Fund was for an initial term expiring September 30, 2000. Each Agreement continues from year to year thereafter so long as such continuation is approved at least annually by (1) the board of trustees or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement may be terminated at any time, without penalty, by either the Trust or the Adviser upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

      The Adviser is a limited partnership managed by its general partner, Harris Associates, Inc. ("HAI"), whose directors are David G. Herro, Robert
M. Levy, Roxanne M. Martino, Victor A. Morgenstern, Anita M. Nagler, William
C. Nygren, Neil Ryland, and Peter S. Voss. Mr. Levy is the president and chief executive officer of HAI. HAI is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest"). Nvest owns all of the limited partnership interests in the Adviser. Nvest is a limited partnership that owns investment management and related firms and is an affiliate of Nvest, L.P. Nvest and Nvest, L.P. are also affiliates of Nvest Services Co., the Funds' Transfer Agent.

      Nvest and Nvest, L.P. are indirect wholly-owned subsidiaries of CDC Asset Management ("CDC AM"), which in turn is 60% owned by CDC Finance, a wholly-owned subsidiary of Caisse des Depots et Consignations ("CDC"). Founded in 1816, CDC is a major diversified financial institution with a strong global presence in the banking, insurance, investment banking, asset management and global custody industries. In addition to its 60% ownership of CDC AM through CDC Finance, CDC owns 40% of CNP Assurances, the leading French insurance company, which itself owns 20% of CDC AM. CDC also owns 35% of Caisse National des Caisses d'Epargne, which also owns 20% of CDC AM. CDC is 100% owned by the French state. The main place of business of CDC AM is 7, place des Cinq Martyrs du Lycee Buffon, 75015 Paris, France. The registered address of CDC Finance is 56, rue de Lille, 75007 Paris, France. The registered address of CDC is 56, rue de Lille, 75007 Paris, France. The registered address of CNP Assurance is 4, place Raoul Dautry, 75015 Paris, France. The registered address of Caisse National des Caisses d'Epargne is 5, rue Masseran, 75007 Paris, France.

                                 CODE OF ETHICS

      The 1940 Act and rules thereunder require that the Trust and the Adviser establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Trust might take advantage of that knowledge for their own benefit. The Trust and the Adviser have adopted a Code of Ethics to meet those concerns and legal requirements. Although the Code does not prohibit employees who have knowledge of the investments and investment intentions of any of the Funds from engaging in personal securities investing, it does regulate such personal securities investing by these employees as a part of the effort by the Trust and the Adviser to detect and prevent conflicts of interest.


                              TRUSTEES AND OFFICERS

      The trustees and officers of the Trust and their principal business activities during the past five years are:

   NAME, ADDRESS, POSITION(S) WITH TRUST
   AND AGE AT SEPTEMBER 30, 1999                     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS#
   -------------------------------------             ----------------------------------------------
   VICTOR A. MORGENSTERN*                            Chairman of the Board, HAI, since 1996 and
   Trustee and Chairman, 56                          President prior thereto; Chairman, Harris Partners,
                                                     L.L.C., since September 1995; and a director of
                                                     Nvest Corporation since 1996

   MICHAEL J. FRIDUSS                                Principal, M.J. Friduss & Associates, Inc.
   Trustee, 57                                       (telecommunications consultants)
   c/o M.J. Friduss & Associates, Inc.
   1555 Museum Drive
   Highland Park, Illinois  60035

   THOMAS H. HAYDEN                                  Executive Vice President and director, Bozell
   Trustee, 48                                       Worldwide, Inc. (advertising and public relations)
   c/o Bozell Worldwide, Inc.
   625 North Michigan Avenue
   Chicago, Illinois  60611-3110

   CHRISTINE M. MAKI                                 Vice President--Tax, Hyatt Corporation (hotel
   Trustee, 38                                       management) since 1995
   c/o Hyatt Corporation
   200 West Madison Street
   Chicago, Illinois  60606

   ALLAN J. REICH                                    Managing Member and Chair of
   Trustee, 51                                       Corporate/Securities Practice Group, D'Ancona &
   c/o D'Ancona & Pflaum LLC                         Pflaum LLC (attorneys)
   111 E. Wacker Drive, Suite 2800
   Chicago, Illinois  60601

   NAME, ADDRESS, POSITION(S) WITH TRUST
   AND AGE AT SEPTEMBER 30, 1999                     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS#
   -------------------------------------             ----------------------------------------------
   MARV R. ROTTER                                    President - Central Region, AXA Advisors, LLC
   Trustee, 53                                       (formerly known as Rotter & Associates), since
   c/o AXA Advisors, LLC                             1999, and General Manager prior thereto (financial
   5 Revere Drive, Suite 400                         services)
   Northbrook, Illinois 60062-1571

   BURTON W. RUDER                                   President, The Academy Group (venture capital
   Trustee, 55                                       investments and transaction financing)
   c/o The Academy Group
   707 Skokie Boulevard, Suite 410
   Northbrook, Illinois  60062

   PETER S. VOSS*                                    Chairman, President and Chief Executive Officer,
   Trustee, 52                                       Nvest Corporation, Nvest Companies, L.P. and
   c/o Nvest Companies, L.P.                         Nvest L.P. (investment management)
   399 Boylston Street
   Boston, Massachusetts  02116

   GARY N. WILNER, M.D.                              Senior Attending Physician, Evanston Hospital, and
   Trustee, 59                                       Medical Director - CardioPulmonary Wellness
   c/o Evanston Hospital                             Program, Evanston Hospital Corporation
   2650 Ridge Avenue
   Evanston, Illinois  60201

   ROBERT LEVY                                       President and Chief Executive Officer, HAI, since
   President, 49                                     1997; Portfolio Manager, HALP, prior thereto

   ROBERT J. SANBORN                                 Portfolio Manager and Analyst, HALP
   Executive Vice President
   and Portfolio Manager
   (The Oakmark Fund), 41

   JAMES P. BENSON                                   Portfolio Manager and Analyst, HALP since 1997;
   Co-Portfolio Manager (The Oakmark                 Director of Equity Research, Ryan Beck & Co.
   Small Cap Fund), 42                               (broker/dealer and investment banking), prior thereto

   DAVID G. HERRO                                    Portfolio Manager and Analyst, HALP
   Vice President and Co-Portfolio Manager
   (The Oakmark International Fund and The
   Oakmark International Small Cap Fund),
   38

   CLYDE S. MCGREGOR                                 Portfolio Manager and Analyst, HALP
   Vice President and Portfolio Manager
   (The Oakmark Equity and Income Fund),
   46

   NAME, ADDRESS, POSITION(S) WITH TRUST
   AND AGE AT SEPTEMBER 30, 1999                     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS#
   -------------------------------------             ----------------------------------------------
   WILLIAM C. NYGREN                                 Portfolio Manager, HALP
   Vice president and Portfolio
   Manager (The Oakmark Select Fund), 41

   STEVEN J. REID                                    Portfolio Manager and Analyst, HALP
   Vice President and Co-Portfolio Manager
   (The Oakmark Small Cap Fund), 43

   MICHAEL J. WELSH                                  Portfolio Manager and Analyst, HALP
   Vice President and Co-Portfolio Manager
   (The Oakmark Global Fund, The Oakmark
   International Fund and The Oakmark
   International Small Cap Fund), 36

   GREGORY L. JACKSON                                Portfolio Manager and Analyst, HALP, since July
   Vice President and Co-Portfolio Manager           1998; Portfolio Manager and Analyst, Yacktman
   (The Oakmark Global Fund), 33                     Asset Management, prior thereto

   ANN W. REGAN                                      Director of Mutual Fund Operations, HALP, since
   Vice President-Shareholder Operations             1996; Special Projects Assistant to the General
   and Assistant Secretary, 51                       Counsel, HALP, 1995-1996

   ANITA M. NAGLER                                   Chief Operating Officer, HAI, Since January 2000,
   Secretary, 43                                     Vice President, HAI and General Counsel, HALP

   KRISTI L. ROWSELL                                 Chief Financial Officer, HAI, since October, 1999;
   Treasurer, 33                                     Treasurer, HALP, since 1996; Tax and Accounting
                                                     Manager, HALP, 1995-1996

   JOHN J. KANE                                      Manager - Fund Accounting, HALP
   Assistant Treasurer, 28

------------------------------------

      Unless otherwise noted, the business address of each officer and trustee listed in the table is Two North LaSalle Street, Suite 500, Chicago, Illinois 60602-3790.

# As used in this table, from and after September 29, 1995 "HALP" and "HAI" refer to the Adviser and the general partner of the Adviser, respectively, and prior to that date those terms refer to the Former Adviser and the general partner of the Former Adviser, respectively.

* Messrs. Morgenstern and Voss are trustees who are "interested persons" of the Trust as defined in the 1940 Act. They and Dr. Wilner are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions.

      At September 30, 1999, the trustees and officers as a group owned beneficially less than 1% of Oakmark Fund and the following percentages of the outstanding shares of each of the other Funds: Select, 1.26%; Small Cap, 1.78%; Equity and Income, 9.35%; Global, 28.77%; International, 1.31%; and International Small Cap, 8.29%.

      The following table shows the compensation paid by the Trust for the year ended September 30, 1999 to each trustee who was not an "interested person" of the Trust:

                                                                            AGGREGATE
                                                                          COMPENSATION
                  NAME OF TRUSTEE                                        FROM THE TRUST*
------------------------------------------------------------------------------------------------------
                Christine M. Maki                                             $56,000
                Michael J. Friduss                                             58,000
                Thomas H. Hayden                                               58,000
                Allan J. Reich                                                 57,000
                Marv R. Rotter                                                 50,000
                Burton W. Ruder                                                56,000
                Gary N. Wilner, M.D.                                           63,000

------------------------------------------------------------------------------------------------------

*  The Trust is not part of a fund complex.

Other trustees who are "interested persons" of the Trust, as well as the officers of the Trust, are compensated by the Adviser and not by the Trust. The Trust does not provide any pension or retirement benefits to its trustees.

      The Trust has a deferred compensation plan (the "Plan") that permits any trustee who is not an "interested person" of the Trust commencing in 2000 to elect to defer receipt of all or a portion of his or her compensation as a trustee for two or more years. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the Oakmark Funds or the Goldman Sachs Institutional Liquid Assets Government Portfolio as designated by the trustee. At the time for commencing distributions from a trustee's deferral account, which is no later than when the trustee ceases to be a member of the board, the trustee may elect to receive distributions in a lump sum or over a period of five years. Each Fund's obligation to make distributions under the Plan is a general obligation of that Fund. No Fund will be liable for any other Fund's obligations to make distributions under the Plan.


                             PRINCIPAL SHAREHOLDERS

      The only persons known by the Trust to own of record or "beneficially" (within the meaning of that term as defined in rule 13d-3 under the Securities Exchange Act of 1934) 5% or more of the outstanding shares of any Fund as of September 30, 1999 were:

                                                                          PERCENTAGE OF
                                                                           OUTSTANDING
NAME AND ADDRESS                           FUND                            SHARES HELD
----------------                           ----                            -----------
Banc of America Securities LLC CNSV (1)    International Small Cap             8.73%
600 Montgomery Street                      Global                             11.54
San Francisco, CA 94111-2702

Charles Schwab & Co. Inc. (1)              Oakmark                            29.87%
101 Montgomery Street                      Select                             33.17
San Francisco, CA  94104-4122              Small Cap                          32.52
                                           Equity and Income                  16.65
                                           International                      30.18
                                           International Small Cap            32.20
                                           Global                              5.45

Clyde S. and Joan K. McGregor (2)          Equity and Income                   6.97%(2)
Two North LaSalle Street, #500
Chicago, IL  60602

National Financial Services Corp. (1)      Oakmark                             7.62%
P.O. Box 3908                              Select                             19.14
Church Street Station                      Small Cap                           9.01
New York, NY  10008-3908                   International                       6.13
                                           International Small Cap            12.97

National Investor Services Corp. (1)       International Small Cap             5.11%
55 Water Street, Floor 32
New York, NY 10041-3299

------------------
(1)     Shares are held for accounts of customers.
(2) 5.48% of these shares are held beneficially by Clyde S. and Joan K. McGregor and 1.49% of these shares are held beneficially by Clyde S. McGregor.


                         PURCHASING AND REDEEMING SHARES

      Purchases and redemptions are discussed in the Funds' prospectus under the headings "Investing with The Oakmark Family of Funds," "How to Buy Class I Shares," "How to Sell Class I Shares" and "Shareholder Services."

NET ASSET VALUE

      The net asset value per Class I Share or per Class II Share of each Fund is determined by the Trust's custodian, State Street Bank and Trust Company. The net asset value of Class I Shares of a Fund is determined by dividing the value of the assets attributable to Class I Shares of the Fund, less liabilities attributable to that class, by the number of Class I Shares outstanding. Similarly, the net asset value of Class II Shares of a Fund is determined by dividing the value of the assets attributable to Class II Shares of the Fund, less liabilities attributable to that class, by the number of Class II Shares outstanding. Securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported on the NASDAQ National Market System, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are also valued at the most recent bid quotations. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be last sale price, last bid or asked price, or the mean between last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by or under the direction of the board of trustees. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the mean of the bid and offer prices of such currencies against U.S. dollars quoted by any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board.

      The Funds' net asset values are determined only on days on which the New York Stock Exchange is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

      Trading in the portfolio securities of International Fund, International Small Cap Fund or Global Fund (and of any other Fund, to the extent it invests in securities of non-U.S. issuers) takes place in various foreign markets on certain days (such as Saturday) when the Fund is not open for business and does not calculate its net asset value. In addition, trading in the Fund's portfolio securities may not occur on days when the Fund is open. Therefore, the calculation of net asset value does not take place contemporaneously with the determinations of the prices of many of the Fund's portfolio securities and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

      Computation of net asset value (and the sale and redemption of a Fund's shares) may be suspended or postponed during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that exchange is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of a Fund not reasonably practicable.

SHARES PURCHASED THROUGH INTERMEDIARIES

      Class I Shares of any of the Funds may be purchased through certain financial service companies, who are agents of the Funds for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge a fee of up to 0.35% of the annual average value of those accounts. Each Fund may pay a portion of those fees, not to exceed the estimated fees that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. The balance of those fees are paid by the Adviser.

      Purchases through intermediaries that are authorized agents of the Trust are made at the net asset value next determined after receipt of the orders by such intermediaries. A purchase through an intermediary that is not an authorized agent of the Trust for the receipt of orders is made at the net asset value next determined after receipt of your order by the Trust's transfer agent.

      To buy and sell Class II Shares, you must do so through an intermediary, such as a broker-dealer, bank, retirement plan service provider or retirement plan sponsor ("Intermediary"). The Intermediary accepts purchase and sale orders for Class II Shares as an authorized agent of the Trust pursuant to a written agreement. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

REDEMPTION IN KIND

      The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of marketable securities. Brokerage costs may be incurred by a shareholder who receives securities and desires to convert them to cash.

REDEMPTION OF SMALL ACCOUNTS

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem at net asset value the shares of any shareholder whose account in any Fund has a value as a result of redemptions of less than the minimum amount specified by the board of trustees, which currently is $1,000. Before such a redemption, the shareholder will be notified that the account value is less than the minimum and will be allowed at least 30 days to bring the value of the account up to the minimum. The agreement and declaration of trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the board of trustees.

90-DAY REDEMPTION FEE - CLASS I SHARES

Each Fund except Oakmark Fund and Equity and Income Fund imposes a short-term trading fee on redemptions of Class I Shares held less than 90 days to offset two types of costs to the Fund caused by short-term trading: portfolio transaction and market impact costs associated with erratic redemption activity and administrative costs associated with processing redemptions. The fee is 2% of the redemption value and is deducted from the redemption proceeds. The "first-in, first-out" (FIFO) method is used to determine the holding period, which means that if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the short-term trading fee applies.

No Fund Imposes a redemption fee on a redemption of:

-   shares acquired by reinvestment of dividends or distributions of a Fund; or
- shares held in an account of certain retirement plans or profit sharing plans or purchased through certain Intermediaries.

MONEY MARKET EXCHANGE FUND

      The Adviser acts as a Service Organization for the Institutional Liquid Assets Service Units ("Units") of the Government Portfolio of Goldman Sachs Trust, which Units may be purchased directly or by exchanging shares of a Fund. For its services, the Adviser receives fees at a rate of .50% of the average annual net assets of the portfolio, pursuant to a 12b-1 plan adopted by the Goldman Sachs Trust.

                           ADDITIONAL TAX INFORMATION

      GENERAL. Each Fund intends to continue to qualify to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. At the time of your purchase, a Fund's net asset value may reflect undistributed income, capital gains or net unrealized appreciation of securities held by that Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividends or capital gain distributions.

      INTERNATIONAL FUND AND INTERNATIONAL SMALL CAP FUND. Dividends and distributions paid by International Fund and International Small Cap Fund are not eligible for the dividends-received deduction for corporate shareholders, if as expected, none of such Funds' income consists of dividends paid by United States corporations. Capital gain distributions paid by the Funds are never eligible for this deduction.

      Certain foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations are taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by any of these Funds will be increased; if the result is a loss, the income dividend paid by any of these Funds will be decreased.

      Income received by a Fund from sources within various foreign countries will be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of the Fund's total assets at the close of its taxable year comprise securities issued by foreign corporations, the Fund may file an election with the Internal Revenue Service to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to this election, shareholders will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

      International Fund, International Small Cap Fund and Global Fund intend to meet the requirements of the Code to "pass through" to their shareholders foreign income taxes paid, but there can be no assurance that they will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of a Fund, if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

                             PORTFOLIO TRANSACTIONS

      Portfolio transactions for each Fund are placed with those securities brokers and dealers that the Adviser believes will provide the best value in transaction and research services for that Fund, either in a particular transaction or over a period of time. Subject to that standard, portfolio transactions for each Fund may be executed through Harris Associates Securities L.P. ("HASLP"), a registered broker-dealer and an affiliate of the Adviser.

      In valuing brokerage services, the Adviser makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

      Although some transactions involve only brokerage services, many involve research services as well. In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser in managing a Fund's investment portfolio. In some cases, the information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker, but for the greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Adviser in advising the Funds.

      The Adviser is the principal source of information and advice to the Funds, and is responsible for making and initiating the execution of the investment decisions for each Fund. However, the board of trustees recognizes that it is important for the Adviser, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds. Consequently, the commission paid to brokers (other than HASLP) providing research services may be greater than the amount of commission another broker would charge for the same transaction. The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser in providing management services to the Funds is not determinable. In addition, it is understood by the board of trustees that other clients of the Adviser might also benefit from the information obtained for the Funds, in the same manner that the Funds might also benefit from information obtained by the Adviser in performing services to others.

      HASLP may act as broker for a Fund in connection with the purchase or sale of securities by or to the Fund if and to the extent permitted by procedures adopted from time to time by the board of trustees of the Trust. The board of trustees, including a majority of the trustees who are not "interested" trustees, has determined that portfolio transactions for a Fund may be executed through HASLP if, in the judgment of the Adviser, the use of HASLP is likely to result in prices and execution at least as favorable to the Fund as those available from other qualified brokers and if, in such transactions, HASLP charges the Fund commission rates at least as favorable to the Fund as those charged by HASLP to comparable unaffiliated customers in similar transactions. The board of trustees has also adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to HASLP are consistent with the foregoing standard. The Funds will not effect principal transactions with HASLP. In executing transactions through HASLP, the Funds will be subject to, and intend to comply with, section 17(e) of the 1940 Act and rules thereunder.

      The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by the staff of the Adviser on an ongoing basis. The general level of brokerage charges and other aspects of the Funds' portfolio transactions are reviewed periodically by the board of trustees.

      Transactions of the Funds in the over-the-counter market and the third market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.

      Although investment decisions for the Funds are made independently from those for other investment advisory clients of the Adviser, it may develop that the same investment decision is made for both a Fund and one or more other advisory clients. If both a Fund and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each over time.

      The Funds do not purchase securities with a view to rapid turnover. However, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including general conditions in the securities market, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. A high rate of portfolio turnover would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. The portfolio turnover rates for the Funds are set forth in the prospectus under "Financial Highlights."

      The following table shows the aggregate brokerage commissions (excluding the gross underwriting spread on securities purchased in initial public offerings) paid by each Fund during the periods indicated, as well as the aggregate commissions paid to affiliated persons of the Trust.

                                          Year Ended              Year Ended          Eleven Months Ended
                                      September 30, 1999      September 30, 1998      September 30, 1997
                                      ------------------      ------------------      ------------------
Oakmark Fund
    Aggregate commissions............   $5,015,100(100%)       $7,578,511 (100%)        $3,094,186 (100%)
    Commissions paid to affiliates*..    1,944,758(38.8%)       2,068,690 (27.3%)          997,845 (32.2%)

Select Fund
    Aggregate commissions............    2,890,228(100%)        2,408,373 (100%)           750,698 (100%)
    Commissions paid to affiliates*..      725,722(25.1%)         589,564 (24.5%)          341,805 (45.5%)

Small Cap Fund
    Aggregate commissions............    1,681,150(100%)        1,956,668 (100%)         1,906,488 (100%)
    Commissions paid to affiliates*..      213,191(12.7%)         193,708 (9.9%)           401,345 (21.0%)

Equity and Income Fund
    Aggregate commission.............      100,156(100%)           66,195 (100%)            24,588 (100%)
    Commissions paid to affiliates*..       56,545(56.5%)          41,979 (63.4%)           15,611 (63.5%)

International Fund
    Aggregate commissions............    2,994,368(100%)        4,287,619 (100%)         5,319,725 (100%)
    Commissions paid to affiliates*..           --                     --                    9,732 (0.2%)


                                       27

International Small Cap Fund
    Aggregate commissions............    1,153,858(100%)          387,461 (100%)           332,214 (100%)
    Commissions paid to affiliates*..           --                     --                      732 (0.2%)

Global Fund
    Aggregate commissions............       89,492(100%)               --                       --
    Commissions paid to affiliates*..       29,127(32.6%)              --                       --

--------------------------

* The percent of the dollar amount of each Fund's aggregate transactions involving the Fund's payment of brokerage commissions that were executed through affiliates for each of the periods is shown below.

                                       Year Ended              Year Ended            Eleven Months Ended
      Fund                         September 30, 1999      September 30, 1998        September 30, 1997
      ----                         ------------------      ------------------        ------------------
      Oakmark                             44.1%                   29.5%                     36.5%
      Select                              31.0                    33.01                     48.0
      Small Cap                           19.1                    14.5                      23.2
      Equity and Income                   69.6                    63.5                      67.0
      International                        -                       -                         0.4
      International Small Cap              -                       -                         0.5
      Global                              43.2                     -                         -

      Of the aggregate brokerage transactions during the year ended September 30, 1999, the Funds paid the following commissions on transactions directed to brokers because of research services they provided: Oakmark, $1,245,894; Select, $761,747; Small Cap, $554,573; Equity and Income, $22,334; International, $1,638,791; International Small Cap, $624,173; Global, $24,441; and the aggregate dollar amounts involved in those transactions for the respective Funds were $871,059,471, $419,568,321, $212,099,755,
$5,773,753, $502,126,328, $169,474,647 and $6,867,910, respectively.

                              DECLARATION OF TRUST

      The Agreement and Declaration of Trust under which the Trust has been organized ("Declaration of Trust") disclaims liability of the shareholders, trustees and officers of the Trust for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable for obligations of the Trust. Thus, although shareholders of a business trust may, under certain circumstances, be held personally liable under Massachusetts law for the obligations of the Trust, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The Trust and the Adviser believe that the risk to any one series of sustaining a loss on account of liabilities incurred by another series is remote.


                          CUSTODIAN AND TRANSFER AGENT

      State Street Bank and Trust Company, P.O. Box 8510, Boston Massachusetts 02266-8510 is the custodian for the Trust. It is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons of the

Trust. The custodian also performs certain portfolio accounting services for the Funds, for which each Fund pays the custodian a monthly fee. The fee paid by Oakmark Fund is $2,500 per month. The fee paid by Oakmark International is $3,000 per month. The fee paid by each of Select Fund, Small Cap Fund and Equity and Income Fund is $2,500 per month and the fee paid by International Small Cap Fund is $3,000 per month. The fee paid by Global Fund is $3,000 per month; however, such fee has been waived for the first six months of the Fund's operations. The custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of a Fund. The Trust has authorized the custodian to deposit certain portfolio securities of each Fund in central depository systems as permitted under federal law. The Funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

      Nvest Services Company, Inc., an affiliate of the Adviser ("NSC"), 399 Boylston Street, 5th Floor, Boston, Massachusetts 02116, performs transfer agency services for the Funds. NSC maintains shareholder accounts and prepares and mails shareholder account statements, processes shareholder transactions, mails shareholders reports, prepares and mails distribution payments, maintains records of Fund transactions and provides blue sky reporting services. The Trust pays NSC for its services based on the number of open accounts and transactions it performs on behalf of the Trust.


                         INDEPENDENT PUBLIC ACCOUNTANTS

      Arthur Andersen LLP, 33 West Monroe Street, Chicago, Illinois 60603, audits and reports on each Fund's annual financial statements, reviews certain regulatory reports and the Funds' federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

                           APPENDIX A -- BOND RATINGS

      A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the credit-worthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

      The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

RATINGS BY MOODY'S:

      Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

      Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in the Aaa bonds, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

      A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa. Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba. Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B. Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa. Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca. Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C. Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Ratings By Standard & Poor's:

      AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

      AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

      A. Debt rated A has a very strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

      BB-B-CCC-CC. Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      C. This rating is reserved for income bonds on which no interest is being paid.

      D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

      NOTE: The ratings from AA to B may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                       APPENDIX B -- FINANCIAL STATEMENTS

       THE OAKMARK FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999
 ........................................................................

                                                  SHARES HELD   MARKET VALUE
----------------------------------------------------------------------------
COMMON STOCKS--90.8%

FOOD & BEVERAGE--8.9%
  Philip Morris Companies Inc.                     10,010,700  $ 342,240,806
  Nabisco Holdings Corporation, Class A             2,372,100     81,985,706
                                                               -------------
                                                                 424,226,512

APPAREL--6.3%
  Nike, Inc., Class B                               5,257,100  $ 298,997,563

RETAIL--0.2%
  GC Companies, Inc. (a)                              266,200  $   7,986,000

HARDWARE--6.8%
  The Black & Decker Corporation (b)                5,412,200  $ 247,269,887
  The Stanley Works                                 3,124,900     78,708,419
                                                               -------------
                                                                 325,978,306

OTHER CONSUMER GOODS & SERVICES--19.4%
  H&R Block, Inc. (b)                               6,415,500  $ 278,673,281
  Mattel, Inc.                                     12,164,400    231,123,600
  Brunswick Corporation (b)                         7,280,800    181,109,900
  Fortune Brands, Inc.                              4,861,100    156,770,475
  Galileo International, Inc.                       1,980,000     79,695,000
                                                               -------------
                                                                 927,372,256

BANKS & THRIFTS--7.9%
  Washington Mutual, Inc.                           7,480,000  $ 218,790,000
  Bank One Corporation                              4,600,548    160,156,577
                                                               -------------
                                                                 378,946,577

INSURANCE--1.8%
  Old Republic International Corporation            5,820,330  $  84,031,014

INFORMATION SERVICES--8.1%
  The Dun & Bradstreet Corporation (b)              9,322,500  $ 278,509,687
  ACNielsen Corporation (a)(b)                      4,764,000    108,083,250
                                                               -------------
                                                                 386,592,937

COMPUTER SERVICES--2.6%
  First Data Corporation                            2,873,200  $ 126,061,650

PUBLISHING--6.6%
  Knight Ridder, Inc. (b)                           5,716,100  $ 313,670,988

MEDICAL CENTERS--3.0%
  Columbia/HCA Healthcare Corporation               6,746,600  $ 142,943,588

MEDICAL PRODUCTS--1.6%
  Sybron International Corporation (a)              2,935,600  $  78,894,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                                 SHARES HELD/
                                                    PAR VALUE   MARKET VALUE
----------------------------------------------------------------------------
COMMON STOCKS--90.8% (CONT.)

AEROSPACE & DEFENSE--9.2%
  Lockheed Martin Corporation                       7,150,000  $ 233,715,625
  The Boeing Company                                4,799,400    204,574,425
                                                               -------------
                                                                 438,290,050

MACHINERY & INDUSTRIAL PROCESSING--7.3%
  Eaton Corporation                                 2,113,600  $ 182,430,100
  Cooper Industries, Inc.                           3,558,400    166,355,200
                                                               -------------
                                                                 348,785,300

BUILDING MATERIALS & CONSTRUCTION--0.0%
  Juno Lighting, Inc.                                  63,702  $     760,443

OTHER INDUSTRIAL GOODS & SERVICES--1.1%
  Bandag, Incorporated, Class A                     1,104,100  $  27,878,525
  The Geon Company                                    956,600     24,632,450
                                                               -------------
                                                                  52,510,975

  TOTAL COMMON STOCKS (COST: $4,169,051,189)                   4,336,048,409

SHORT TERM INVESTMENTS--8.9%

U.S. GOVERNMENT BILLS--1.6%
  United States Treasury Bills, 4.51%-4.65%
     due 10/7/1999-12/2/1999                      $75,000,000  $  74,744,459
                                                               -------------
  TOTAL U.S. GOVERNMENT BILLS (COST: $74,742,306)                 74,744,459

COMMERCIAL PAPER--5.5%
  American Express Credit Corp., 5.26%-5.31%
     due 10/1/1999-10/8/1999                      $80,000,000  $  80,000,000
  Ford Motor Credit Corp., 5.28%-5.29% due
     10/4/1999-10/6/1999                           60,000,000     60,000,000
  General Electric Capital Corporation, 5.53%
     due 10/1/1999                                125,000,000    125,000,000
                                                               -------------
  TOTAL COMMERCIAL PAPER (COST: $265,000,000)                    265,000,000

       THE OAKMARK FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                                    PAR VALUE   MARKET VALUE
----------------------------------------------------------------------------
SHORT TERM INVESTMENTS--8.9% (CONT.)

REPURCHASE AGREEMENTS--1.8%
  State Street Repurchase Agreement, 5.20%
     due 10/1/1999                                $83,761,000  $  83,761,000
                                                               -------------
  TOTAL REPURCHASE AGREEMENTS (COST: $83,761,000)                 83,761,000

  TOTAL SHORT TERM INVESTMENTS (COST: $423,503,306)              423,505,459

  Total Investments (Cost $4,592,554,495)--99.7% (c)           $4,759,553,868
  Other Assets In Excess Of Other Liabilities--0.3%               13,278,501
                                                               -------------

  TOTAL NET ASSETS--100%                                       $4,772,832,369
                                                               =============

(a) Non-income producing security.

(b) See footnote number five in the Notes to Financial Statements regarding transactions in affiliated issuers.

(c) At September 30, 1999, net unrealized appreciation of $166,999,373, for federal income tax purposes, consisted of gross unrealized appreciation of $654,481,043 and gross unrealized depreciation of $487,481,670.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK SELECT FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999
 ........................................................................

                                                  SHARES HELD   MARKET VALUE
----------------------------------------------------------------------------
COMMON STOCKS--94.5%

APPAREL--4.1%
  Liz Claiborne, Inc.                               2,166,600  $  67,164,600

RETAIL--1.7%
  Gucci Group (b)                                     325,000  $  27,137,500

OTHER CONSUMER GOODS & SERVICES--4.0%
  Ralston Purina Group                              2,372,600  $  65,987,937

BANKS & THRIFTS--12.0%
  Washington Mutual, Inc.                           5,074,800  $ 148,437,900
  People's Bank of Bridgeport, Connecticut          2,038,400     48,157,200
                                                               -------------
                                                                 196,595,100

INSURANCE--4.7%
  PartnerRe Ltd. (c)                                2,222,300  $  77,224,925

INFORMATION SERVICES--6.6%
  The Dun & Bradstreet Corporation                  3,643,600  $ 108,852,550

COMPUTER SERVICES--17.5%
  First Data Corporation                            2,605,000  $ 114,294,375
  The Reynolds and Reynolds Company, Class A        3,875,000     78,953,125
  Electronic Data Systems Corporation               1,360,900     72,042,644
  Sterling Commerce, Inc. (a)                       1,168,000     21,681,000
                                                               -------------
                                                                 286,971,144

PUBLISHING--4.6%
  The Times Mirror Company, Class A                 1,146,300  $  75,440,869

PHARMACEUTICALS--3.6%
  Chiron Corporation (a)                            2,150,000  $  59,528,125

MACHINERY & INDUSTRIAL PROCESSING--3.9%
  Thermo Electron Corporation (a)                   4,693,500  $  63,068,906

BUILDING MATERIALS & CONSTRUCTION--10.1%
  USG Corporation (d)                               3,499,900  $ 166,245,250

OIL FIELD SERVICES & EQUIPMENT--4.9%
  Weatherford International, Inc. (a)               2,480,800  $  79,385,600

OTHER INDUSTRIAL GOODS & SERVICES--5.9%
  Premark International, Inc.                       1,915,600  $  96,737,800

REAL ESTATE--2.7%
  Host Marriott Corporation                         4,680,863  $  44,468,199

       THE OAKMARK SELECT FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                                 SHARES HELD/
                                                    PAR VALUE   MARKET VALUE
----------------------------------------------------------------------------
COMMON STOCKS--94.5% (CONT.)

DIVERSIFIED CONGLOMERATES--8.2%
  U.S. Industries, Inc. (d)                         8,486,000  $ 133,654,500
                                                               -------------
  TOTAL COMMON STOCKS (COST: $1,522,118,201)                   1,548,463,005

OTHER ASSETS--0.0%

RETAIL--0.0%
  Gucci Group Contingent Receivables                1,781,125  $     890,562
                                                               -------------
  TOTAL OTHER ASSETS (COST: $0)                                      890,562

SHORT TERM INVESTMENTS--5.1%

U.S. GOVERNMENT BILLS--0.6%
  United States Treasury Bills, 4.65% due
     12/2/1999                                    $10,000,000  $   9,920,778
                                                               -------------
  TOTAL U.S. GOVERNMENT BILLS (COST: $9,919,917)                   9,920,778

COMMERCIAL PAPER--3.1%
  American Express Credit Corp., 5.26% due
     10/1/1999                                    $10,000,000  $  10,000,000
  Ford Motor Credit Corp., 5.34% due
     10/5/1999                                     10,000,000     10,000,000
  General Electric Capital Corporation, 5.53%
     due 10/1/1999                                 30,000,000     30,000,000
                                                               -------------
  TOTAL COMMERCIAL PAPER (COST: $50,000,000)                      50,000,000

REPURCHASE AGREEMENTS--1.4%
  State Street Repurchase Agreement, 5.20%
     due 10/1/1999                                $23,073,000  $  23,073,000
                                                               -------------
  TOTAL REPURCHASE AGREEMENTS (COST: $23,073,000)                 23,073,000

  TOTAL SHORT TERM INVESTMENTS (COST: $82,992,917)                82,993,778

  Total Investments (Cost $1,605,111,118)--99.6% (e)           $1,632,347,345
  Other Assets In Excess Of Other Liabilities--0.4%                6,561,467
                                                               -------------

  TOTAL NET ASSETS--100%                                       $1,638,908,812
                                                               =============

(a)  Non-income producing security.

(b) Represents an American Depository Receipt.

(c)  Represents foreign domiciled corporation.

(d) See footnote number five in the Notes to Financial Statements regarding transactions in affiliated issuers.

(e) At September 30, 1999, net unrealized appreciation of $24,656,664, for federal income tax purposes, consisted of gross unrealized appreciation of $187,822,431 and gross unrealized depreciation of $163,165,767.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK SMALL CAP FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999
 ........................................................................

                                                  SHARES HELD   MARKET VALUE
----------------------------------------------------------------------------
COMMON STOCKS--98.5%

FOOD & BEVERAGE--7.6%
  Del Monte Foods Company (a)                       1,000,000  $  14,125,000
  Ralcorp Holdings, Inc. (a)                          500,000      8,843,750
  International Multifoods Corporation                275,000      6,325,000
  M & F Worldwide Corp. (a)                           500,000      4,000,000
                                                               -------------
                                                                  33,293,750

APPAREL--1.8%
  Reebok International Ltd. (a)                       750,000  $   8,015,625

RETAIL--8.7%
  The Great Atlantic & Pacific Tea
     Company, Inc.                                    500,000  $  15,156,250
  Ugly Duckling Corporation (a)(c)                  1,750,000     12,468,750
  Michaels Stores, Inc. (a)                           350,000     10,325,000
                                                               -------------
                                                                  37,950,000

HARDWARE--1.0%
  Jore Corporation (a)                                353,000  $   4,213,938

OTHER CONSUMER GOODS & SERVICES--7.0%
  Department 56, Inc. (a)                             500,000  $  11,968,750
  Libbey, Inc.                                        300,000      8,868,750
  Barry (R.G.) Corporation (a)(c)                     900,000      5,512,500
  Harman International Industries,
     Incorporated                                     100,000      4,206,250
                                                               -------------
                                                                  30,556,250

BANKS & THRIFTS--10.2%
  People's Bank of Bridgeport, Connecticut            500,000  $  11,812,500
  Golden State Bancorp Inc. (a)                       600,000     10,762,500
  BankAtlantic Bancorp, Inc., Class A               1,150,001      6,396,881
  Hudson City Bancorp, Inc. (a)                       400,000      5,500,000
  Northwest Bancorp, Inc.                             500,000      4,312,500
  PennFed Financial Services, Inc.                    260,000      3,900,000
  Finger Lakes Financial Corp. (c)                    185,500      1,808,625
                                                               -------------
                                                                  44,493,006

INSURANCE--6.6%
  The MONY Group Inc. (a)                             500,000  $  14,437,500
  The PMI Group, Inc.                                 350,000     14,306,250
                                                               -------------
                                                                  28,743,750

OTHER FINANCIAL--5.5%
  Duff & Phelps Credit Rating Co. (c)                 300,000  $  23,981,250

EDUCATIONAL SERVICES--2.7%
  ITT Educational Services, Inc. (a)                  600,000  $  11,700,000

INFORMATION SERVICES--1.8%
  National Data Corporation                           300,000  $   7,800,000

       THE OAKMARK SMALL CAP FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                                  SHARES HELD   MARKET VALUE
----------------------------------------------------------------------------
COMMON STOCKS--98.5% (CONT.)

COMPUTER SERVICES--6.6%
  Symantec Corporation (a)                            800,000  $  28,775,000

COMPUTER SYSTEMS--1.8%
  Micron Electronics, Inc. (a)                        750,000  $   7,875,000

MANAGED CARE SERVICES--2.0%
  First Health Group Corp. (a)                        400,000  $   8,975,000

AUTOMOTIVE--7.4%
  SPX Corporation (a)                                 200,000  $  18,150,000
  Standard Motor Products, Inc.                       500,000      9,718,750
  Stoneridge, Inc. (a)                                250,000      4,343,750
                                                               -------------
                                                                  32,212,500

TRANSPORTATION SERVICES--2.5%
  Teekay Shipping Corporation (b)                     700,000  $  10,937,500

INSTRUMENTS--0.5%
  Varian Inc. (a)                                     135,000  $   2,396,250

MACHINERY & INDUSTRIAL PROCESSING--9.5%
  Columbus McKinnon Corporation                       600,000  $  10,350,000
  Graco Inc.                                          250,000      8,203,125
  MagneTek, Inc. (a)                                  900,000      8,043,750
  Tokheim Corporation (a)(c)                          860,000      7,686,250
  Sames Corporation (c)                               250,000      4,468,750
  Northwest Pipe Company (a)                          185,000      2,890,625
                                                               -------------
                                                                  41,642,500

CHEMICALS--4.8%
  H.B. Fuller Company                                 200,000  $  12,175,000
  Ferro Corporation                                   404,200      8,614,512
                                                               -------------
                                                                  20,789,512

REAL ESTATE--6.9%
  Catellus Development Corporation (a)              1,400,000  $  16,450,000
  Prime Hospitality Corp. (a)                         900,000      7,200,000
  Trammell Crow Company (a)                           500,000      6,625,000
                                                               -------------
                                                                  30,275,000

DIVERSIFIED CONGLOMERATES--3.6%
  U.S. Industries, Inc.                             1,000,000  $  15,750,000

  TOTAL COMMON STOCKS (COST: $414,120,043)                       430,375,831

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK SMALL CAP FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                                    PAR VALUE   MARKET VALUE
----------------------------------------------------------------------------
SHORT TERM INVESTMENTS--3.0%

COMMERCIAL PAPER--2.3%
  General Electric Capital Corporation, 5.53%
     due 10/1/1999                                $10,000,000  $  10,000,000
                                                               -------------
  TOTAL COMMERCIAL PAPER (COST: $10,000,000)                      10,000,000

REPURCHASE AGREEMENTS--0.7%
  State Street Repurchase Agreement, 5.20%
     due 10/1/1999                                 $3,325,000  $   3,325,000
                                                               -------------
  TOTAL REPURCHASE AGREEMENTS (COST: $3,325,000)                   3,325,000

  TOTAL SHORT TERM INVESTMENTS (COST: $13,325,000)                13,325,000

  Total Investments (Cost $427,445,043)--101.5% (d)            $ 443,700,831
  Other Liabilities In Excess Of Other Assets--(1.5)%             (6,561,552)
                                                               -------------

  TOTAL NET ASSETS--100%                                       $ 437,139,279
                                                               =============

(a) Non-income producing security.

(b) Represents foreign domiciled corporation.

(c) See footnote number five in the Notes to Financial Statements regarding transactions in affiliated issuers.

(d) At September 30, 1999, net unrealized appreciation of $16,255,788, for federal income tax purposes, consisted of gross unrealized appreciation of $71,981,161 and gross unrealized depreciation of $55,725,373.

       THE OAKMARK EQUITY AND INCOME FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999
 ........................................................................

                                                  SHARES HELD   MARKET VALUE
----------------------------------------------------------------------------
EQUITY AND EQUIVALENTS--59.4%

FOOD & BEVERAGE--3.0%
  UST Inc.                                             60,000   $ 1,811,250

BANKS & THRIFTS--4.3%
  Washington Mutual, Inc.                              67,000   $ 1,959,750
  Bank One Corporation                                 18,724       651,829
                                                                -----------
                                                                  2,611,579

INSURANCE--2.9%
  IPC Holdings, Ltd. (b)                               50,000   $   937,500
  PartnerRe Ltd. (b)                                   23,000       799,250
                                                                -----------
                                                                  1,736,750

OTHER FINANCIAL--2.6%
  Heller Financial, Inc.                               70,000   $ 1,575,000

INFORMATION SERVICES--3.1%
  The Dun & Bradstreet Corporation                     63,500   $ 1,897,062

COMPUTER SERVICES--12.7%
  The Reynolds and Reynolds Company                   110,200   $ 2,245,325
  First Data Corporation                               50,000     2,193,750
  Electronic Data Systems Corporation                  32,500     1,720,469
  Sterling Commerce, Inc. (a)                          80,000     1,485,000
                                                                -----------
                                                                  7,644,544

DATA STORAGE--5.4%
  Imation Corp. (a)                                   104,300   $ 3,233,300

PUBLISHING--2.0%
  Lee Enterprises, Incorporated                        43,900   $ 1,201,763

MEDICAL PRODUCTS--3.0%
  Sybron International Corporation (a)                 68,000   $ 1,827,500

AUTOMOTIVE--2.6%
  Lear Corporation (a)                                 45,000   $ 1,583,438

AGRICULTURAL EQUIPMENT--1.5%
  Alamo Group Inc.                                    100,000   $   925,000

OTHER INDUSTRIAL GOODS & SERVICES--3.9%
  Premark International, Inc.                          46,500   $ 2,348,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK EQUITY AND INCOME FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                                 SHARES HELD/
                                                    PAR VALUE   MARKET VALUE
----------------------------------------------------------------------------
EQUITY AND EQUIVALENTS--59.4% (CONT.)

REAL ESTATE--9.1%
  Amli Residential Properties Trust                   100,000   $ 2,100,000
  Legacy Hotels Real Estate Investment
     Trust (b)                                        350,000     1,989,042
  Catellus Development Corporation (a)                116,728     1,371,554
                                                                -----------
                                                                  5,460,596

DIVERSIFIED CONGLOMERATES--0.8%
  U.S. Industries, Inc.                                30,000   $   472,500

  TOTAL EQUITY (COST: $29,851,840)                               34,328,532

CONVERTIBLE PREFERRED STOCK--2.5%

TELECOMMUNICATIONS--2.5%
  Metromedia International Group, Inc.,
     Convertible Preferred, 7.25%                      60,000   $ 1,477,500

  TOTAL CONVERTIBLE PREFERRED STOCK (COST: $1,946,738)            1,477,500

  TOTAL EQUITY AND EQUIVALENTS (COST: $31,798,578)               35,806,032

FIXED INCOME--35.8%

PREFERRED STOCK--5.4%

TELECOMMUNICATIONS--0.8%
  MediaOne Finance Trust III, Preferred,
     9.04%                                             20,000   $   505,000

BANKS & THRIFTS--4.6%
  Pennfed Capital Trust, Preferred, 8.90%              27,500   $   677,187
  BBC Capital Trust I, Preferred, 9.50%                28,000       661,500
  PennFirst Capital Trust I, Preferred,
     8.625%                                            70,000       630,000
  RBI Capital Trust I, Preferred, 9.10%                42,500       401,094
  Fidelity Capital Trust I, Preferred, 8.375%          43,500       396,938
                                                                -----------
                                                                  2,766,719

  TOTAL PREFERRED STOCK (COST: $3,470,738)                        3,271,719

CORPORATE BONDS--4.5%

RETAIL--1.0%
  Ugly Duckling Corporation, 12.00% due
     10/23/2003, Subordinated Debenture              $650,000   $   604,500

       THE OAKMARK EQUITY AND INCOME FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                                    PAR VALUE   MARKET VALUE
----------------------------------------------------------------------------
FIXED INCOME--35.8% (CONT.)

AEROSPACE & AUTOMOTIVE--0.3%
  Coltec Industries, Inc., 9.75% due 4/1/2000        $150,000   $   150,750
  Coltec Industries, Inc., 9.75% due
     11/1/1999                                         25,000        25,063
                                                                -----------
                                                                    175,813

MACHINERY & INDUSTRIAL PROCESSING--0.8%
  Tokheim Corporation, 11.375% due 8/1/2008,
     Senior Subordinated Note (c)                     500,000   $   491,250

BUILDING MATERIALS & CONSTRUCTION--1.5%
  Juno Lighting Inc., 11.875% due 7/1/2009,
     Senior Subordinated Note (c)                     750,000   $   742,500
  USG Corporation, 9.25% due 9/15/2001,
     Senior Notes Series B                            150,000       158,062
                                                                -----------
                                                                    900,562

UTILITIES--0.4%
  Midland Funding Corporation, 11.75% due
     7/23/2005                                        200,000   $   220,750

OTHER INDUSTRIAL GOODS & SERVICES--0.5%
  UCAR Global Enterprises Inc., 12.00% due
     1/15/2005, Senior Subordinated Note              300,000   $   316,875

  TOTAL CORPORATE BONDS (COST: $2,613,725)                        2,709,750

GOVERNMENT AND AGENCY SECURITIES--25.9%

U.S. GOVERNMENT BONDS--25.4%
  United States Treasury Notes, 6.625% due
     5/15/2007                                      5,250,000   $ 5,412,242
  United States Treasury Notes, 6.25% due
     6/30/2002                                      4,000,000     4,052,757
  United States Treasury Notes, 4.75% due
     2/15/2004                                      4,000,000     3,835,563
  United States Treasury Notes, 6.00% due
     8/15/2009                                      2,000,000     2,014,868
                                                                -----------
                                                                 15,315,430

U.S. GOVERNMENT AGENCIES--0.5%
  Federal Home Loan Bank, 6.405% due
     4/10/2001, Consolidated Bond                     300,000   $   301,695

  TOTAL GOVERNMENT AND AGENCY SECURITIES (COST: $15,699,118)     15,617,125

  TOTAL FIXED INCOME (COST: $21,783,581)                         21,598,594

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK EQUITY AND INCOME FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                                    PAR VALUE   MARKET VALUE
----------------------------------------------------------------------------
SHORT TERM INVESTMENTS--5.0%

COMMERCIAL PAPER--2.5%
  General Electric Capital Corporation, 5.53%
     due 10/1/1999                                 $1,500,000   $ 1,500,000
                                                                -----------
  TOTAL COMMERCIAL PAPER (COST: $1,500,000)                       1,500,000

REPURCHASE AGREEMENTS--2.5%
  State Street Repurchase Agreement, 5.20%
     due 10/1/1999                                 $1,507,000   $ 1,507,000
                                                                -----------
  TOTAL REPURCHASE AGREEMENTS (COST: $1,507,000)                  1,507,000

  TOTAL SHORT TERM INVESTMENTS (COST: $3,007,000)                 3,007,000

  Total Investments (Cost $56,589,159)--100.2% (d)              $60,411,626
  Other Liabilities In Excess Of Other Assets--(0.2)%               (94,035)
                                                                -----------

  TOTAL NET ASSETS--100%                                        $60,317,591
                                                                ===========

(a) Non-income producing security.

(b) Represents foreign domiciled corporation.

(c) Restricted security.

(d) At September 30, 1999, net unrealized appreciation of $3,822,467, for federal income tax purposes, consisted of gross unrealized appreciation of $6,404,058 and gross unrealized depreciation of $2,581,591.

       THE OAKMARK GLOBAL FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999
 ........................................................................

                                          DESCRIPTION                                  SHARES HELD   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.2%

CONSUMER NON-DURABLES--2.9%
  Citizen Watch Co. (Japan)               Watch Manufacturer & Retailer                     96,000   $   687,769

APPAREL--4.6%
  Fila Holding S.p.A. (Italy), (b)        Athletic Footwear & Apparel                       49,200   $   615,000
  Reebok International Ltd. (United       Athletic Apparel
     States), (a)                                                                           45,200       483,075
                                                                                                     -----------
                                                                                                       1,098,075

RETAIL--11.8%
  Somerfield plc                          Food Retailer
     (Great Britain)                                                                       478,500   $ 1,020,141
  House Of Fraser Plc                     Department Store
     (Great Britain)                                                                       712,300       914,674
  Denny's Japan Co., Ltd. (Japan)         Restaurant Chain                                  19,000       444,840
  Ugly Duckling Corporation (United       Automobile Retailer & Financier
     States), (a)                                                                           62,000       441,750
                                                                                                     -----------
                                                                                                       2,821,405

OTHER CONSUMER GOODS & SERVICES--8.2%
  Department 56, Inc. (United             Collectibles & Giftware Products
     States), (a)                                                                           52,000   $ 1,244,750
  Royal Doulton plc                       Tableware & Giftware
     (Great Britain)                                                                       411,700       732,004
                                                                                                     -----------
                                                                                                       1,976,754

BANKS & THRIFTS--9.9%
  Uniao de Bancos Brasileiros S.A.        Major Brazilian Bank
     (Brazil), (c)                                                                          54,700   $   967,506
  Washington Mutual, Inc. (United         Thrift
     States)                                                                                27,700       810,225
  Banco Latinoamericano de                Latin American Trade Bank
     Exportaciones, S.A., Class E
     (Panama), (b)                                                                          26,300       601,613
                                                                                                     -----------
                                                                                                       2,379,344

INSURANCE--6.5%
  PartnerRe Ltd. (Bermuda)                Reinsurance Company                               25,000   $   868,750
  Reinsurance Australia Corporation
     Limited
    (Australia)                           Reinsurance Company                            1,297,700       682,741
                                                                                                     -----------
                                                                                                       1,551,491

HOTELS & MOTELS--1.5%
  Promus Hotel Corporation (United        Hotel Operator
     States), (a)                                                                           11,000   $   358,188

       THE OAKMARK GLOBAL FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                          DESCRIPTION                                  SHARES HELD   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.2% (CONT.)

TEMPORARY STAFFING--2.9%
  Robert Half International Inc. (United  Temporary Staffing Services
     States), (a)                                                                           29,000   $   696,000

EDUCATIONAL SERVICES--2.3%
  ITT Educational Services, Inc.          Postsecondary Degree Programs
     (United States), (a)                                                                   29,000   $   565,500

INFORMATION SERVICES--12.8%
  The Dun & Bradstreet Corporation        Financial Information Services
     (United States)                                                                        45,000   $ 1,344,375
  NOVA Corporation (United States)        Transaction Processing Services                   44,000     1,100,000
  Keane, Inc. (United States)             Information Technology Consulting                 27,000       615,938
                                                                                                     -----------
                                                                                                       3,060,313

COMPUTER SERVICES--8.8%
  Sterling Commerce, Inc. (United         Electronic Commerce Services
     States), (a)                                                                           56,500   $ 1,048,781
  The Reynolds and Reynolds Company,      Information Management Systems
     Class A (United States)                                                                30,500       621,438
  First Data Corporation (United States)  Electronic Commerce Services                      10,000       438,750
                                                                                                     -----------
                                                                                                       2,108,969

TELECOMMUNICATIONS--1.3%
  Telemig Celular Participacoes S.A.      Telecommunications
     (Brazil), (a)                                                                     161,645,000   $   252,570
  Telesp Celular Participacoes S.A.       Telecommunications
     (Brazil)                                                                            9,600,000        53,900
                                                                                                     -----------
                                                                                                         306,470

MACHINERY & METAL PROCESSING--6.5%
  Metso Oyj (Finland), (a)                Pulp Machinery                                    82,600   $   932,518
  Tokheim Corporation (United             Petroleum Dispensing Systems
     States), (a)                           Manufacturer                                    69,000       616,687
                                                                                                     -----------
                                                                                                       1,549,205

MINING & BUILDING MATERIALS--3.7%
  Fletcher Challenge Building (New        Building Materials Manufacturer
     Zealand)                                                                              714,200   $   879,220

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK GLOBAL FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                                                                      SHARES HELD/
                                          DESCRIPTION                                    PAR VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.2% (CONT.)

OTHER INDUSTRIAL GOODS & SERVICES--6.2%
  Tomkins plc (Great Britain)             Diversified Engineering                          130,500   $   549,996
  Chargeurs SA (France)                   Wool Production & Trading                          7,900       483,344
  GFI Industries SA (France)              Industrial Fastener Manufacturer                  18,900       460,330
                                                                                                     -----------
                                                                                                       1,493,670

PRODUCTION EQUIPMENT--2.4%
  Krones AG (Germany)                     Manufacturer of Production Machinery              19,500   $   570,596

DIVERSIFIED CONGLOMERATES--5.9%
  TT Group PLC                            Diversified Manufacturing
     (Great Britain)                                                                       319,500   $   721,925
  Wassall PLC (Great Britain)             Diversified Consumer Goods                       176,200       688,935
                                                                                                     -----------
                                                                                                       1,410,860

  TOTAL COMMON STOCKS (COST: $25,302,871)                                                             23,513,829

SHORT TERM INVESTMENTS--1.8%

COMMERCIAL PAPER--1.0%
  General Electric Capital Corporation, 5.53% due 10/1/1999                             $250,000   $   250,000
                                                                                                   -----------
  TOTAL COMMERCIAL PAPER (COST: $250,000)                                                              250,000

REPURCHASE AGREEMENTS--0.8%
  State Street Repurchase Agreement, 5.20% due 10/1/1999                                $192,000   $   192,000
                                                                                                   -----------
  TOTAL REPURCHASE AGREEMENTS (COST: $192,000)                                                         192,000

  TOTAL SHORT TERM INVESTMENTS (COST: $442,000)                                                        442,000

  Total Investments (Cost $25,744,871)--100.0% (d)                                                 $23,955,829
  Other Liabilities In Excess Of Other Assets--(0.0)% (e)                                               (2,475)
                                                                                                   -----------

  TOTAL NET ASSETS--100%                                                                           $23,953,354
                                                                                                   ===========

          (a) Non-income producing security.
          (b) Represents an American Depository Receipt.
          (c) Represents a Global Depository Receipt.
          (d) At September 30, 1999, net unrealized depreciation of $1,789,042, for federal income tax purposes, consisted of gross unrealized appreciation of $650,351 and gross unrealized depreciation of $2,439,393.
          (e) Includes portfolio hedges.

       THE OAKMARK INTERNATIONAL FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999
 ........................................................................

                                          DESCRIPTION                                  SHARES HELD   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.1%

CONSUMER NON-DURABLES--3.9%
  Citizen Watch Co. (Japan)               Watch Manufacturer & Retailer                  4,392,000  $  31,465,443

FOOD & BEVERAGE--6.0%
  Quilmes Industrial SA (Argentina), (b)  Brewer                                         2,795,000  $  26,727,188
  Diageo plc (Great Britain)              Manufacturer of Beverages, Wines, &            1,300,000     13,290,573
                                            Spirits
  Lotte Confectionery Company (Korea)     Confection Manufacturer                           37,270      4,549,605
  Lotte Chilsung Beverage Company         Manufacturer of Soft Drinks, Juices, &
     (Korea), (d)                           Sport Drinks                                    73,000      4,428,607
                                                                                                    -------------
                                                                                                       48,995,973

APPAREL--4.0%
  Fila Holding S.p.A. (Italy), (b)(d)     Athletic Footwear & Apparel                    2,572,800  $  32,160,000

HOUSEHOLD PRODUCTS--4.7%
  Hunter Douglas N.V. (Netherlands)       Manufacturer of Window Coverings                 802,700  $  21,737,162
  Reckitt & Colman plc (Great Britain)    Household Cleaners & Air Fresheners            1,305,000     16,285,027
                                                                                                    -------------
                                                                                                       38,022,189

RETAIL--6.0%
  Somerfield plc (Great Britain)          Food Retailer                                 12,969,995  $  27,651,478
  Giordano International Limited (Hong    East Asian Clothing Retailer &
     Kong)                                  Manufacturer                                26,306,000     20,826,980
                                                                                                    -------------
                                                                                                       48,478,458

OTHER CONSUMER GOODS & SERVICES--6.3%
  Canon, Inc. (Japan)                     Office & Video Equipment                       1,039,000  $  30,163,889
  Mandarin Oriental International         Hotel Management
     Limited (Singapore)                                                                29,253,000     20,769,630
                                                                                                    -------------
                                                                                                       50,933,519

BANKS & THRIFTS--9.6%
  Uniao de Bancos Brasileiros S.A.        Major Brazilian Bank
     (Brazil), (c)                                                                       1,769,900  $  31,305,106
  Banco Latinoamericano de                Latin American Trade Bank
     Exportaciones, S.A., Class E
     (Panama), (b)(d)                                                                    1,252,800     28,657,800
  Den Danske Bank Group (Denmark)         Commercial Banking                                64,000      7,284,285

       THE OAKMARK INTERNATIONAL FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                          DESCRIPTION                                  SHARES HELD   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.1% (CONT.)
BANKS & THRIFTS--9.6% (CONT.)
  Unidanmark A/S, Class A (Denmark)       Commercial Banking                                94,000  $   6,365,446
  United Overseas Bank Ltd., Foreign      Commercial Banking
     Shares (Singapore)                                                                    553,000      4,196,294
                                                                                                    -------------
                                                                                                       77,808,931

INSURANCE--0.8%
  IPC Holdings, Ltd. (Bermuda)            Reinsurance Provider                             345,000  $   6,468,750

TEMPORARY STAFFING--0.3%
  Vedior NV (Netherlands)                 Temporary Staffing                               150,500  $   2,634,294

MARKETING SERVICES--5.3%
  Cordiant Communications Group plc       Advertising Services
     (Great Britain)                                                                    10,798,877  $  32,000,729
  Saatchi & Saatchi plc (Great Britain)   Advertising Services                           3,202,497     11,071,763
                                                                                                    -------------
                                                                                                       43,072,492

BROADCASTING & PUBLISHING--0.2%
  Torstar Corporation, Class B (Canada)   Newspaper Publisher                              195,000  $   2,116,824

TELECOMMUNICATIONS--5.7%
  SK Telecom Co. Ltd. (Korea)             Telecommunications                                13,162  $  12,172,010
  Telesp Celular Participacoes S.A.       Telecommunications
     (Brazil)                                                                        2,096,500,000     11,770,974
  Telesp Participacoes S.A. (Brazil)      Telecommunications                           631,100,000      6,573,958
  Tele Centro Sul Participacoes S.A.      Telecommunications
     (Brazil), (a)                                                                     712,600,000      4,943,662
  Telemig Celular Participacoes S.A.      Telecommunications
     (Brazil), (a)                                                                   2,372,600,000      3,707,188
  Embratel Participacoes S.A.             Telecommunications
     (Brazil), (a)                                                                     526,100,000      3,534,734
  Tele Sudeste Celular Participacoes      Telecommunications
     S.A. (Brazil)                                                                   1,351,100,000      3,518,490
                                                                                                    -------------
                                                                                                       46,221,016

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK INTERNATIONAL FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                          DESCRIPTION                                  SHARES HELD   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.1% (CONT.)

MEDICAL PRODUCTS--2.5%
  Getinge Industrier AB, Class B          Medical Instruments Manufacturer
     (Sweden)                                                                            1,619,100  $  20,552,472

AEROSPACE--1.5%
  Rolls-Royce plc (Great Britain)         Aviation & Marine Power                        3,588,552  $  12,421,213

COMPONENTS--4.6%
  IMI plc (Great Britain)                 Components Manufacturer                        4,655,000  $  21,381,228
  Varitronix International Limited (Hong  Liquid Crystal Displays
     Kong)                                                                               5,318,000     11,604,179
  Morgan Crucible Company plc (Great      Crucible & Components Manufacturer
     Britain)                                                                            1,000,000      4,263,915
                                                                                                    -------------
                                                                                                       37,249,322

CHEMICALS--3.5%
  Fernz Corporation Limited (New          Agricultural & Industrial Chemical
     Zealand), (d)                          Producer                                     9,862,554  $  21,170,836
  European Vinyls Corporation             PVC Manufacturer
     International N.V. (Netherlands)                                                      579,550      4,316,689
  Nagase & Co., Ltd. (Japan)              Chemical Wholesaler                              579,000      2,868,431
                                                                                                    -------------
                                                                                                       28,355,956

OIL & NATURAL GAS--1.9%
  ISIS (France)                           Oil Services                                     208,250  $  15,112,321

MACHINERY & METAL PROCESSING--6.3%
  Metso Oyj (Finland), (a)                Pulp Machinery                                 3,562,977  $  40,224,457
  Outokumpu Oyj (Finland)                 Metal Producer                                   945,000     10,970,296
                                                                                                    -------------
                                                                                                       51,194,753

MINING & BUILDING MATERIALS--2.3%
  Keumkang Ltd. (Korea), (d)              Building Materials                               340,460  $  18,471,319

OTHER INDUSTRIAL GOODS & SERVICES--16.5%
  Chargeurs SA (France), (d)              Wool Production & Trading                        644,824  $  39,452,164
  Tomkins plc (Great Britain)             Diversified Engineering                        7,442,640     31,367,199
  Buderus AG (Germany)                    Industrial Manufacturing                         970,320     16,519,494
  Charter plc (Great Britain)             Welding Products Manufacturer                  2,806,014     16,052,897

       THE OAKMARK INTERNATIONAL FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                                                                      SHARES HELD/
                                          DESCRIPTION                                    PAR VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.1% (CONT.)
  Kone Corporation, Class B (Finland)     Elevators                                        112,930  $  14,864,175
  Sika Finanz AG (Switzerland)            Corrosion Protection Products                     32,350     10,054,875
  Dongah Tire Industry Company            Tire Manufacturer
     (Korea), (d)                                                                          166,290      5,399,470
                                                                                                    -------------
                                                                                                      133,710,274

DIVERSIFIED CONGLOMERATES--3.2%
  Berisford plc (Great Britain)           Diversified Operations                         3,745,700  $  18,838,788
  First Pacific Company Ltd. (Hong Kong)  Diversified Operations                        11,966,000      7,240,078
                                                                                                    -------------
                                                                                                       26,078,866
  TOTAL COMMON STOCKS (COST: $829,827,804)                                                            771,524,385

SHORT TERM INVESTMENTS--3.8%

COMMERCIAL PAPER--3.1%
  American Express Credit Corp., 5.31% due 10/7/1999                                  $5,000,000  $   5,000,000
  Ford Motor Credit Corp., 5.34% due 10/5/1999                                         5,000,000      5,000,000
  General Electric Capital Corporation, 5.53% due 10/1/1999                           15,000,000     15,000,000
                                                                                                  -------------
  TOTAL COMMERCIAL PAPER (COST: $25,000,000)                                                         25,000,000

REPURCHASE AGREEMENTS--0.7%
  State Street Repurchase Agreement, 5.20% due 10/1/1999                              $5,761,000  $   5,761,000
                                                                                                  -------------
  TOTAL REPURCHASE AGREEMENTS (COST: $5,761,000)                                                      5,761,000

  TOTAL SHORT TERM INVESTMENTS (COST: $30,761,000)                                                   30,761,000

  Total Investments (Cost $860,588,804)--98.9% (e)                                                $ 802,285,385
  Foreign Currencies (Proceeds $300,051)--0.0%                                                          300,697
  Other Assets In Excess Of Other Liabilities--1.1% (f)                                               8,555,905
                                                                                                  -------------
  TOTAL NET ASSETS--100%                                                                          $ 811,141,987
                                                                                                  =============

(a) Non-income producing security.

(b) Represents an American Depository Receipt.

(c) Represents a Global Depository Receipt.

(d) See footnote number five in the Notes to Financial Statements regarding transactions in affiliated issuers.
(e) At September 30, 1999, net unrealized depreciation of $58,302,773, for federal income tax purposes, consisted of gross unrealized appreciation of $96,229,261 and gross unrealized depreciation of $154,532,034.

(f) Includes portfolio and transaction hedges.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK INTERNATIONAL SMALL CAP FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999
 ........................................................................
w

                                          DESCRIPTION                                  SHARES HELD   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.2%

CONSUMER NON-DURABLES--1.7%
  Kingmaker Footwear Holdings Limited     Athletic Footwear Manufacturer
     (Hong Kong)                                                                         8,040,000  $  1,200,633
  Il Shin Spinning Company (Korea)        Fabric & Yarn Manufacturer                        20,200     1,145,746
  Designer Textiles (NZ) Limited (New     Knit Fabrics
     Zealand), (b)                                                                       1,960,000       314,281
                                                                                                    ------------
                                                                                                       2,660,660

FOOD & BEVERAGE--2.7%
  Alaska Milk Corporation                 Milk Producer
     (Philippines), (a)                                                                 42,544,000  $  2,808,528
  Hite Brewery Company (Korea)            Brewer                                            42,861     1,419,892
                                                                                                    ------------
                                                                                                       4,228,420

RETAIL--12.7%
  Carpetright plc (Great Britain)         Carpet Retailer                                1,115,000  $  7,682,085
  House Of Fraser Plc (Great Britain)     Department Store                               5,640,000     7,242,399
  Denny's Japan Co., Ltd. (Japan)         Restaurant Chain                                 181,000     4,237,685
  Jusco Stores (Hong Kong) Co., Limited   Department Stores
     (Hong Kong)                                                                         6,888,000       647,310
                                                                                                    ------------
                                                                                                      19,809,479

OFFICE EQUIPMENT--1.0%
  Neopost SA (France), (a)                Mailroom Equipment Supplier                       50,000  $  1,484,349

OTHER CONSUMER GOODS & SERVICES--9.3%
  Royal Doulton plc (Great Britain), (b)  Tableware & Giftware                           4,490,000  $  7,983,234
  Cewe Color Holding AG (Germany)         Photo Equipment & Supplies                       186,340     4,084,464
  Sanford Limited (New Zealand)           Fisheries                                        838,134     2,167,624
  Shaw Brothers (Hong Kong) Ltd. (Hong    Media and Entertainment Services
     Kong)                                                                                 270,000       232,882
                                                                                                    ------------
                                                                                                      14,468,204

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK INTERNATIONAL SMALL CAP FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                          DESCRIPTION                                  SHARES HELD   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.2% (CONT.)

INSURANCE--5.7%
  Reinsurance Australia Corporation       Reinsurance Company
     Limited (Australia)                                                                 8,422,211  $  4,431,065
  Lambert Fenchurch Group plc (Great      Insurance Broker
     Britain)                                                                            3,336,000     4,393,643
                                                                                                    ------------
                                                                                                       8,824,708

OTHER FINANCIAL--7.6%
  JCG Holdings Ltd. (Hong Kong)           Investment Holding Company                    12,624,000  $  7,394,431
  Ichiyoshi Securities Co., Ltd. (Japan)  Stock Broker                                     638,000     4,361,678
                                                                                                    ------------
                                                                                                      11,756,109

HOTELS & MOTELS--2.7%
  Jarvis Hotels plc (Great Britain)       Hotel Operator                                 2,045,000  $  4,174,685

COMPUTER SOFTWARE--1.7%
  Koei Co., Ltd. (Japan)                  Computer Software                                 56,500  $  2,650,918

BROADCASTING & PUBLISHING--3.1%
  Matichon Public Company Limited,        Newspaper Publisher
     Foreign Shares (Thailand), (b)                                                      2,039,500  $  3,261,806
  VLT AB, Class B (Sweden)                Newspaper Publisher                              139,950     1,520,267
                                                                                                    ------------
                                                                                                       4,782,073

PRINTING--1.0%
  Hung Hing Printing Group Limited (Hong  Printing Company
     Kong)                                                                               3,680,000  $  1,563,357

TELECOMMUNICATIONS--0.6%
  SK Telecom Co. Ltd. (Korea)             Telecommunications                                 1,016  $    939,581

PHARMACEUTICALS--1.7%
  Recordati (Italy), (b)                  Pharmaceuticals                                  573,000  $  2,597,323

TRANSPORTATION SERVICES--2.3%
  Mainfreight Limited (New Zealand), (b)  Logistics Services                             4,243,351  $  3,511,797

OIL & NATURAL GAS--2.5%
  ISIS (France)                           Oil Services                                      53,165  $  3,858,087

       THE OAKMARK INTERNATIONAL SMALL CAP FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                          DESCRIPTION                                  SHARES HELD   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.2% (CONT.)

MINING & BUILDING MATERIALS--9.5%
  Fletcher Challenge Building (New        Building Materials Manufacturer
     Zealand)                                                                            5,245,000  $  6,456,884
  Semapa-Sociedade de Investimento e      Cement Manufacturer
     Gestao, SGPS, SA (Portugal)                                                           333,012     6,037,974
  Parbury Limited (Australia), (b)        Building Products                             12,517,553     2,328,688
                                                                                                    ------------
                                                                                                      14,823,546

OTHER INDUSTRIAL GOODS & SERVICES--6.9%
  GFI Industries SA (France)              Industrial Fastener Manufacturer                 175,680  $  4,278,878
  Yip's Hang Cheung (Holdings) Ltd.       Paint & Solvent Manufacturer
     (Hong Kong), (b)                                                                   35,472,000     2,237,578
  Chargeurs SA (France)                   Wool Production & Trading                         26,750     1,636,641
  Vaisala Oyj (Finland)                   Atmospheric Observation Equipment                 15,350     1,140,054
  Dongah Tire Industry Company (Korea)    Tire Manufacturer                                 26,900       873,448
  Polifarb Cieszyn-Wroclaw S.A. (Poland)  Paint & Varnish Manufacturer                     347,983       509,219
                                                                                                    ------------
                                                                                                      10,675,818

PRODUCTION EQUIPMENT--9.7%
  Krones AG (Germany)                     Manufacturer of Production Machinery             230,100  $  6,733,039
  NSC Groupe (France), (b)                Manufacturer of Textile Equipment                 55,523     5,842,934
  De Dietrich et Compagnie SA (France)    Manufacturer of Production Machinery              39,000     2,518,924
                                                                                                    ------------
                                                                                                      15,094,897

STEEL--1.7%
  Steel & Tube Holdings Limited (New      Produces and Distributes Steel
     Zealand)                                                                            3,292,370  $  2,724,766

DIVERSIFIED CONGLOMERATES--10.1%
  Wassall PLC (Great Britain)             Diversified Consumer Goods                     1,718,000  $  6,717,312
  Haw Par Corporation Ltd. (Singapore)    Healthcare and Leisure Products                3,205,000     5,335,383
  TT Group PLC (Great Britain)            Diversified Manufacturing                      1,635,000     3,694,357
                                                                                                    ------------
                                                                                                      15,747,052

  TOTAL COMMON STOCKS (COST: $140,503,948)                                                           146,375,829

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK INTERNATIONAL SMALL CAP FUND
--------------------------------------------------------------
               SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 1999 CONT.
 ........................................................................

                                                                                         PAR VALUE   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--6.1%

COMMERCIAL PAPER--4.5%
  American Express Credit Corporation, 5.31% due 10/7/1999                              $1,000,000  $  1,000,000
  Ford Motor Credit Corp., 5.34% due 10/5/1999                                           2,000,000     2,000,000
  General Electric Capital Corporation, 5.53% due 10/1/1999                                            4,000,000
                                                                                                    ------------
  TOTAL COMMERCIAL PAPER (COST: $7,000,000)                                                            7,000,000

REPURCHASE AGREEMENTS--1.6%
  State Street Repurchase Agreement, 5.20% due 10/1/1999                                            $  2,405,000
                                                                                                    ------------
  TOTAL REPURCHASE AGREEMENTS (COST: $2,405,000)                                                       2,405,000

  TOTAL SHORT TERM INVESTMENTS (COST: $9,405,000)                                                      9,405,000

  Total Investments (Cost $149,908,948)--100.3% (c)                                                  155,780,829
  Foreign Currencies (Proceeds $6,580)--(0.0)%                                                             6,516
  Other Liabilities In Excess Of Other Assets--(0.3)% (d)                                               (421,142)
                                                                                                    ------------

  TOTAL NET ASSETS--100%                                                                            $155,366,203
                                                                                                    ============

(a) Non-income producing security.

(b) See footnote number five in the Notes to Financial Statements regarding transactions in affiliated issuers.

(c) At September 30, 1999, net unrealized appreciation of $5,871,817, for federal income tax purposes, consisted of gross unrealized appreciation of $18,082,868 and gross unrealized depreciation of $12,211,051.

(d) Includes portfolio and transaction hedges.

 THE OAKMARK FAMILY OF FUNDS

       STATEMENT OF ASSETS AND LIABILITIES--SEPTEMBER 30, 1999
        ........................................................................

                                        THE OAKMARK             THE OAKMARK             THE OAKMARK
                                            FUND                   SELECT                SMALL CAP
                                                                    FUND                    FUND
  ------------------------------------------------------------------------------------------------------
  ASSETS
     Investments, at value            $ 4,759,553,868         $ 1,632,347,345          $ 443,700,831
                                    (cost: 4,592,554,495)   (cost: 1,605,111,118)   (cost: 427,445,043)
     Cash                                         556                     836                    500
     Foreign currency, at value                     0                       0                      0
     Receivable for:
       Forward foreign currency
         contracts                                  0                       0                      0
       Securities sold                     21,219,292              15,179,570              2,054,841
       Fund shares sold                     1,347,311               1,468,976                308,751
       Dividends and interest              12,465,607               1,721,557                190,847
                                      ---------------         ---------------          -------------
     Total receivables                     35,032,210              18,370,103              2,554,439
     Other assets                             156,740                  29,811                 20,999
                                      ---------------         ---------------          -------------
     Total assets                     $ 4,794,743,374         $ 1,650,748,095          $ 446,276,769
                                      ===============         ===============          =============
  ......................................................................................................
  LIABILITIES AND NET ASSETS
     Payable for:
       Securities purchased           $       545,733         $     7,550,881          $   7,789,614
       Fund shares redeemed                15,409,302               2,300,778                591,967
       Due to adviser                       4,174,405               1,365,482                485,886
       Forward foreign currency
         contracts                                  0                       0                      0
       Other                                1,781,565                 622,142                270,023
                                      ---------------         ---------------          -------------
     Total liabilities                     21,911,005              11,839,283              9,137,490
                                      ---------------         ---------------          -------------
     Net assets applicable to
       fund shares outstanding        $ 4,772,832,369         $ 1,638,908,812          $ 437,139,279
                                      ===============         ===============          =============
     Fund shares outstanding              138,855,787              78,332,068             31,485,265
                                      ===============         ===============          =============
  ......................................................................................................
  PRICE OF SHARES
     Net asset value per share        $         34.37         $         20.92          $       13.88
                                      ===============         ===============          =============
  ......................................................................................................
  ANALYSIS OF NET ASSETS
     Paid in capital                  $ 3,821,186,642         $ 1,298,678,085          $ 434,024,162
     Accumulated undistributed
       net realized gain (loss)
       on sale of investments,
       forward contracts and
       foreign currency exchange
       transactions                       743,709,340             299,824,158            (13,140,671)
     Net unrealized appreciation
       (depreciation) of
       investments                        166,999,373              27,236,227             16,255,788
     Net unrealized appreciation
       (depreciation) of foreign
       currency portfolio hedges                    0                       0                      0
     Net unrealized appreciation
       (depreciation)--other                        0                       0                      0
     Accumulated undistributed
       net investment income
       (loss)                              40,937,014              13,170,342                      0
                                      ---------------         ---------------          -------------
     Net assets applicable to
       Fund shares outstanding        $ 4,772,832,369         $ 1,638,908,812          $ 437,139,279
                                      ===============         ===============          =============


 ............................................................................

                                      THE OAKMARK             THE OAKMARK             THE OAKMARK             THE OAKMARK
                                       EQUITY AND                GLOBAL              INTERNATIONAL           INTERNATIONAL
                                      INCOME FUND                 FUND                    FUND               SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments, at value              $ 60,411,626            $ 23,955,829           $ 802,285,385           $ 155,780,829
                                  (cost: 56,589,159)      (cost: 25,744,871)      (cost: 860,588,804)     (cost: 149,908,948)
   Cash                                        648                     225                       8                     981
   Foreign currency, at value                    0                       0                 300,697                   6,516
   Receivable for:
     Forward foreign currency
       contracts                                 0                       0                 596,807                   7,756
     Securities sold                             0                  12,537              10,270,655                 197,161
     Fund shares sold                        8,255                 178,640               2,502,167                 323,831
     Dividends and interest                406,110                  68,013               6,012,218                 758,957
                                      ------------            ------------           -------------           -------------
   Total receivables                       414,365                 259,190              19,381,847               1,287,705
   Other assets                              2,781                  10,680                  19,661                   2,949
                                      ------------            ------------           -------------           -------------
   Total assets                       $ 60,829,420            $ 24,225,924           $ 821,987,598           $ 157,078,980
                                      ============            ============           =============           =============
 ..............................................................................................................................
LIABILITIES AND NET ASSETS
   Payable for:
     Securities purchased             $    268,100            $    213,966           $   6,610,271           $   1,134,610
     Fund shares redeemed                  114,269                       0               1,257,055                 143,744
     Due to adviser                         37,626                   3,045                 734,839                 169,370
     Forward foreign currency
       contracts                                 0                   4,720               1,098,344                     376
     Other                                  91,834                  50,839               1,145,102                 264,677
                                      ------------            ------------           -------------           -------------
   Total liabilities                       511,829                 272,570              10,845,611               1,712,777
                                      ------------            ------------           -------------           -------------
   Net assets applicable to
     fund shares outstanding          $ 60,317,591            $ 23,953,354           $ 811,141,987           $ 155,366,203
                                      ============            ============           =============           =============
   Fund shares outstanding               3,846,006               2,608,650              58,153,195              12,292,100
                                      ============            ============           =============           =============
 ..............................................................................................................................
PRICE OF SHARES
   Net asset value per share          $      15.68            $       9.18           $       13.95           $       12.64
                                      ============            ============           =============           =============
 ..............................................................................................................................
ANALYSIS OF NET ASSETS
   Paid in capital                    $ 48,625,541            $ 25,800,443           $ 876,279,147           $ 135,198,375
   Accumulated undistributed
     net realized gain (loss)
     on sale of investments,
     forward contracts and
     foreign currency exchange
     transactions                        6,238,498                 (84,542)             (3,176,858)             11,120,075
   Net unrealized appreciation
     (depreciation) of
     investments                         3,822,467              (1,789,042)            (58,302,773)              5,871,817
   Net unrealized appreciation
     (depreciation) of foreign
     currency portfolio hedges                   0                  (4,719)               (508,175)                  7,624
   Net unrealized appreciation
     (depreciation)--other                    (159)                     53                 (69,095)                  3,023
   Accumulated undistributed
     net investment income
     (loss)                              1,631,244                  31,161              (3,080,259)              3,165,289
                                      ------------            ------------           -------------           -------------
   Net assets applicable to
     Fund shares outstanding          $ 60,317,591            $ 23,953,354           $ 811,141,987           $ 155,366,203
                                      ============            ============           =============           =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 THE OAKMARK FAMILY OF FUNDS

       STATEMENT OF OPERATIONS--SEPTEMBER 30, 1999
        ........................................................................

                                        THE OAKMARK             THE OAKMARK             THE OAKMARK
                                            FUND                   SELECT                SMALL CAP
                                                                    FUND                    FUND
  ------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
     Dividends                         $  112,444,285          $  27,208,265            $  4,644,655
     Interest Income                       21,271,005              6,488,832               1,194,223
     Securities lending income                      0                 75,764                  33,811
     Foreign taxes withheld                  (126,816)               (63,600)                      0
                                       --------------          -------------            ------------
       Total investment income            133,588,474             33,709,261               5,872,689
  ......................................................................................................
  EXPENSES:
     Investment advisory fee               59,957,947             15,358,029               7,251,751
     Transfer and dividend
       disbursing agent fees                3,518,298                998,731                 507,287
     Other shareholder servicing
       fees                                 2,966,381                957,631                 264,350
     Reports to shareholders                1,855,038                473,189                 217,200
     Custody and accounting fees              693,549                212,400                 108,278
     Registration and blue sky
       expenses                                24,183                 71,067                 (95,846)
     Trustee fees                             166,808                 66,691                  46,996
     Legal fees                                58,406                 28,572                  16,418
     Audit fees                                28,181                 28,629                  31,454
     Other                                    418,999                 95,840                  47,192
                                       --------------          -------------            ------------
       Total expenses                      69,687,790             18,290,779               8,395,080
       Expense reimbursement                        0                      0                       0
       Expense offset
         arrangements                          (2,445)                (8,874)                 (5,559)
                                       --------------          -------------            ------------
     Net expenses                          69,685,345             18,281,905               8,389,521
  ......................................................................................................
  NET INVESTMENT INCOME (LOSS):            63,903,129             15,427,356              (2,516,832)
  ......................................................................................................
  NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY
     TRANSACTIONS:
     Net realized gain (loss) on
       investments                        748,595,189            301,413,442             (11,002,740)
     Net realized gain (loss) on
       foreign currency
       transactions                                 0                      0                       0
     Net change in unrealized
       appreciation
       (depreciation) of
       investments and foreign
       currencies                        (147,719,773)            18,463,317              82,350,204
     Net change in appreciation
       (depreciation) of forward
       currency exchange
       contracts                                    0                      0                       0
     Net change in appreciation
       (depreciation)--other                        0                      0                       0
  ......................................................................................................
  NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY
     TRANSACTIONS:                        600,875,416            319,876,759              71,347,464
                                       --------------          -------------            ------------
  ......................................................................................................
  NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                        $  664,778,545          $ 335,304,115            $ 68,830,632
                                       ==============          =============            ============


(a) From August 4, 1999, the date on which fund shares were first offered for sale to the public.

 ............................................................................

                                      THE OAKMARK             THE OAKMARK             THE OAKMARK             THE OAKMARK
                                       EQUITY AND                GLOBAL              INTERNATIONAL           INTERNATIONAL
                                      INCOME FUND               FUND(A)                   FUND               SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                          $ 1,158,904             $     74,217           $  27,387,199            $  4,445,739
   Interest Income                      1,227,611                   23,658               1,612,869                 606,224
   Securities lending income                6,921                        0                 114,999                   1,799
   Foreign taxes withheld                 (23,405)                  (8,764)             (3,070,519)               (539,396)
                                      -----------             ------------           -------------            ------------
     Total investment income            2,370,031                   89,111              26,044,548               4,514,366
 ..............................................................................................................................
EXPENSES:
   Investment advisory fee                464,454                   18,520               8,068,806               1,330,000
   Transfer and dividend
     disbursing agent fees                 65,540                    7,434                 639,040                  97,700
   Other shareholder servicing
     fees                                  16,086                      803                 315,585                  61,056
   Reports to shareholders                 29,051                    1,650                 304,430                  38,271
   Custody and accounting fees             49,870                   10,044                 958,112                 256,163
   Registration and blue sky
     expenses                              22,967                   16,590                 (32,848)                 43,024
   Trustee fees                            34,721                    5,134                  52,671                  35,454
   Legal fees                              12,909                    2,100                  17,730                  13,415
   Audit fees                              24,079                   10,000                  30,280                  39,731
   Other                                    9,765                      278                  58,778                  57,836
                                      -----------             ------------           -------------            ------------
     Total expenses                       729,442                   72,553              10,412,584               1,972,650
     Expense reimbursement                      0                  (15,474)                      0                       0
     Expense offset
       arrangements                           (50)                       0                    (515)                   (265)
                                      -----------             ------------           -------------            ------------
   Net expenses                           729,392                   57,079              10,412,069               1,972,385
 ..............................................................................................................................
NET INVESTMENT INCOME (LOSS):           1,640,639                   32,032              15,632,479               2,541,981
 ..............................................................................................................................
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS:
   Net realized gain (loss) on
     investments                        6,246,386                  (84,542)            (28,187,781)             12,338,825
   Net realized gain (loss) on
     foreign currency
     transactions                          (1,597)                    (871)             11,558,024                 968,518
   Net change in unrealized
     appreciation
     (depreciation) of
     investments and foreign
     currencies                           690,123               (1,789,042)            290,561,381              34,768,296
   Net change in appreciation
     (depreciation) of forward
     currency exchange
     contracts                                  0                   (4,719)              1,014,015                 186,436
   Net change in appreciation
     (depreciation)--other                   (159)                      53                (274,516)                 (2,615)
 ..............................................................................................................................
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS:                        6,934,753               (1,879,121)            274,671,123              48,259,460
                                      -----------             ------------           -------------            ------------
 ..............................................................................................................................
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         $ 8,575,392             $ (1,847,089)          $ 290,303,602            $ 50,801,441
                                      ===========             ============           =============            ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 THE OAKMARK FAMILY OF FUNDS

       STATEMENT OF CHANGES IN NET ASSETS--SEPTEMBER 30, 1999
        ........................................................................

                                                            THE OAKMARK FUND
                                              --------------------------------------------
                                                  YEAR ENDED              YEAR ENDED
                                              SEPTEMBER 30, 1999      SEPTEMBER 30, 1998
            ------------------------------------------------------------------------------
            FROM OPERATIONS:
               Net investment income            $     63,903,129        $     94,480,595
               Net realized gain (loss) on
                 sale of investments                 748,595,189           1,258,937,339
               Net realized gain (loss) on
                 foreign currency
                 transactions                                  0                  (8,898)
               Net change in unrealized
                 appreciation
                 (depreciation) of
                 investments and foreign
                 currencies                         (147,719,773)         (1,704,966,868)
                                                ----------------        ----------------
               NET INCREASE (DECREASE) IN
                 NET ASSETS FROM
                 OPERATIONS                          664,778,545            (351,557,832)
            ..............................................................................
            DISTRIBUTION TO SHAREHOLDERS
               FROM (1):
               Net investment income                 (89,026,890)            (66,321,023)
               Net realized short-term
                 gain                               (128,028,090)            (25,210,618)
               Net realized long-term gain          (195,972,927)         (1,098,260,243)
                                                ----------------        ----------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                       (413,027,907)         (1,189,791,884)
            ..............................................................................
            FROM FUND SHARE TRANSACTIONS:
               Proceeds from shares sold             832,343,635           2,836,315,983
               Reinvestment of dividends
                 and capital gain
                 distributions                       391,307,098           1,133,761,068
               Payments for shares
                 redeemed, net of fees            (3,626,526,884)         (2,119,718,081)
                                                ----------------        ----------------
               NET INCREASE (DECREASE) IN
                 NET ASSETS FROM FUND
                 SHARE TRANSACTIONS               (2,402,876,151)          1,850,358,970
                                                ----------------        ----------------
            ..............................................................................
            TOTAL INCREASE (DECREASE) IN
               NET ASSETS                         (2,151,125,513)            309,009,254
               NET ASSETS:
               Beginning of period                 6,923,957,882           6,614,948,628
                                                ----------------        ----------------
               End of period                    $  4,772,832,369        $  6,923,957,882
                                                ================        ================
               Undistributed net
                 investment income              $     52,730,692        $     77,854,453
                                                ================        ================

            (1) DISTRIBUTIONS PER SHARE:
               Net investment income            $         0.4401        $         0.3996
               Net realized short-term
                 gain                                     0.6329                  0.1519
               Net realized long-term gain                0.9686                  5.8556
                                                ----------------        ----------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                   $         2.0416        $         6.4071
                                                ================        ================


 .............................................................................

                                                              THE OAKMARK
                                                              SELECT FUND
                                              --------------------------------------------
                                                 YEAR ENDED              YEAR ENDED
                                              SEPTEMBER 30, 1999      SEPTEMBER 30, 1998
            ------------------------------------------------------------------------------
            FROM OPERATIONS:
               Net investment income            $    15,427,356         $     1,948,524
               Net realized gain (loss) on
                 sale of investments                301,413,442              69,415,172
               Net realized gain (loss) on
                 foreign currency
                 transactions                                 0                       0
               Net change in unrealized
                 appreciation
                 (depreciation) of
                 investments and foreign
                 currencies                          18,463,317             (78,902,257)
                                                ---------------         ---------------
               NET INCREASE (DECREASE) IN
                 NET ASSETS FROM
                 OPERATIONS                         335,304,115              (7,538,561)
            ..............................................................................
            DISTRIBUTION TO SHAREHOLDERS
               FROM (1):
               Net investment income                 (3,491,747)                      0
               Net realized short-term
                 gain                                  (497,653)             (6,882,359)
               Net realized long-term gain          (50,206,634)                      0
                                                ---------------         ---------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                       (54,196,034)             (6,882,359)
            ..............................................................................
            FROM FUND SHARE TRANSACTIONS:
               Proceeds from shares sold            688,865,887           1,440,695,723
               Reinvestment of dividends
                 and capital gain
                 distributions                       51,676,128               6,568,333
               Payments for shares
                 redeemed, net of fees             (610,635,670)           (719,123,322)
                                                ---------------         ---------------
               NET INCREASE IN NET ASSETS
                 FROM FUND SHARE
                 TRANSACTIONS                       129,906,345             728,140,734
                                                ---------------         ---------------
            ..............................................................................
            TOTAL INCREASE IN NET ASSETS            411,014,426             713,719,814
               NET ASSETS:
               Beginning of period                1,227,894,386             514,174,572
                                                ---------------         ---------------
               End of period                    $ 1,638,908,812         $ 1,227,894,386
                                                ===============         ===============
               Undistributed net
                 investment income              $    13,637,247         $     1,701,638
                                                ===============         ===============

            (1) DISTRIBUTIONS PER SHARE:
               Net investment income            $        0.0491         $             0
               Net realized short-term
                 gain                                    0.0070                  0.1678
               Net realized long-term gain               0.7058                       0
                                                ---------------         ---------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                   $        0.7619         $        0.1678
                                                ===============         ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 THE OAKMARK FAMILY OF FUNDS

       STATEMENT OF CHANGES IN NET ASSETS--SEPTEMBER 30, 1999 CONT.
        ........................................................................

                                                              THE OAKMARK
                                                             SMALL CAP FUND
                                              --------------------------------------------
                                                 YEAR ENDED               YEAR ENDED
                                              SEPTEMBER 30, 1999      SEPTEMBER 30, 1998
            ------------------------------------------------------------------------------
            FROM OPERATIONS:
               Net investment loss               $   (2,516,832)        $     (4,959,862)
               Net realized gain (loss) on
                 sale of investments                (11,002,740)             124,757,914
               Net realized gain (loss) on
                 foreign currency
                 transactions                                 0                        0
               Net change in unrealized
                 appreciation
                 (depreciation) of
                 investments and foreign
                 currencies                          82,350,204             (374,056,372)
                                                 --------------         ----------------
               NET INCREASE (DECREASE) IN
                 NET ASSETS FROM
                 OPERATIONS                          68,830,632             (254,258,320)
            ..............................................................................
            DISTRIBUTION TO SHAREHOLDERS
               FROM (1):
               Net investment income                          0                        0
               Net realized short-term
                 gain                                         0              (35,041,133)
               Net realized long-term gain           (4,508,112)            (129,772,888)
                                                 --------------         ----------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                        (4,508,112)            (164,814,021)
            ..............................................................................
            FROM FUND SHARE TRANSACTIONS:
               Proceeds from shares sold            262,182,135              416,817,749
               Reinvestment of dividends
                 and capital gain
                 distributions                        4,278,943              156,645,973
               Payments for shares
                 redeemed, net of fees             (511,639,081)          (1,049,792,259)
                                                 --------------         ----------------
               NET INCREASE (DECREASE) IN
                 NET ASSETS FROM FUND
                 SHARE TRANSACTIONS                (245,178,003)            (476,328,537)
                                                 --------------         ----------------
            ..............................................................................
            TOTAL INCREASE IN NET ASSETS           (180,855,483)            (895,400,878)
               NET ASSETS:
               Beginning of period                  617,994,762            1,513,395,640
                                                 --------------         ----------------
               End of period                     $  437,139,279         $    617,994,762
                                                 ==============         ================
               Undistributed net
                 investment income               $   (9,437,333)        $     (6,920,501)
                                                 ==============         ================

            (1) DISTRIBUTIONS PER SHARE:
               Net investment income             $            0         $              0
               Net realized short-term
                 gain                                         0                   0.4738
               Net realized long-term gain               0.0874                   2.3874
                                                 --------------         ----------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                    $       0.0874         $         2.8612
                                                 ==============         ================


 .............................................................................

                                                              THE OAKMARK
                                                         EQUITY AND INCOME FUND
                                              --------------------------------------------
                                                 YEAR ENDED              YEAR ENDED
                                              SEPTEMBER 30, 1999      SEPTEMBER 30, 1998
            ------------------------------------------------------------------------------
            FROM OPERATIONS:
               Net investment income             $   1,640,639           $   1,166,564
               Net realized gain (loss) on
                 sale of investments                 6,246,386               1,578,730
               Net realized gain (loss) on
                 foreign currency
                 transactions                           (1,597)                      0
               Net change in unrealized
                 appreciation
                 (depreciation) of
                 investments and foreign
                 currencies                            690,123              (2,325,892)
               Net change in unrealized
                 appreciation
                 (depreciation) of
                 forward currency exchange
                 contracts                                   0                       0
               Net change in unrealized
                 appreciation
                 (depreciation)--other                    (159)                      0
                                                 -------------           -------------
               NET INCREASE IN NET ASSETS
                 FROM OPERATIONS                     8,575,392                 419,402
            ..............................................................................
            DISTRIBUTION TO SHAREHOLDERS
               FROM (1):
               Net investment income                  (855,395)               (594,007)
               Net realized short-term
                 gain                                        0                (882,071)
               Net realized long-term gain            (829,557)               (599,021)
                                                 -------------           -------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                       (1,684,952)             (2,075,099)
            ..............................................................................
            FROM FUND SHARE TRANSACTIONS:
               Proceeds from shares sold            21,877,864              43,125,943
               Reinvestment of dividends
                 and capital gain
                 distributions                       1,610,146               1,964,129
               Payments for shares
                 redeemed, net of fees             (27,806,714)            (19,151,033)
                                                 -------------           -------------
               NET INCREASE (DECREASE) IN
                 NET ASSETS FROM FUND
                 SHARE TRANSACTIONS                 (4,318,704)             25,939,039
                                                 -------------           -------------
            ..............................................................................
            TOTAL INCREASE IN NET ASSETS             2,571,736              24,283,342
               NET ASSETS:
               Beginning of period                  57,745,855              33,462,513
                                                 -------------           -------------
               End of period                     $  60,317,591           $  57,745,855
                                                 =============           =============
               Undistributed net
                 investment income               $   1,806,607           $   1,021,363
                                                 =============           =============

            (1) DISTRIBUTIONS PER SHARE:
               Net investment income             $      0.2118           $      0.2359
               Net realized short-term
                 gain                                        0                  0.3503
               Net realized long-term gain              0.2053                  0.2379
                                                 -------------           -------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                    $      0.4171           $      0.8241
                                                 =============           =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 THE OAKMARK FAMILY OF FUNDS

       STATEMENT OF CHANGES IN NET ASSETS--SEPTEMBER 30, 1999 CONT.
        ........................................................................

                                                  THE OAKMARK
                                                  GLOBAL FUND
                                              --------------------
                                                PERIOD ENDED
                                               SEPTEMBER 30,
                                                  1999(a)
            ------------------------------------------------------
            FROM OPERATIONS:
               Net investment income              $     32,032
               Net realized gain (loss) on
                 sale of investments                   (84,542)
               Net realized gain (loss) on
                 foreign currency
                 transactions                             (871)
               Net change in unrealized
                 appreciation
                 (depreciation) of
                 investments and foreign
                 currencies                         (1,789,042)
               Net change in unrealized
                 appreciation
                 (depreciation) of forward
                 currency exchange
                 contracts                              (4,719)
               Net change in unrealized
                 appreciation
                 (depreciation)--other                      53
                                                  ------------
               NET INCREASE (DECREASE) IN
                 NET ASSETS FROM
                 OPERATIONS                         (1,847,089)
            ......................................................
            DISTRIBUTION TO SHAREHOLDERS
               FROM (1):
               Net investment income                         0
               Net realized short-term
                 gain                                        0
               Net realized long-term gain                   0
                                                  ------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                                0
            ......................................................
            FROM FUND SHARE TRANSACTIONS:
               Proceeds from shares sold            25,938,577
               Reinvestment of dividends
                 and capital gain
                 distributions                               0
               Payments for shares
                 redeemed, net of fees                (138,134)
                                                  ------------
               NET INCREASE IN NET ASSETS
                 FROM FUND SHARE
                 TRANSACTIONS                       25,800,443
                                                  ------------
            ......................................................
               TOTAL INCREASE IN NET
                 ASSETS                             23,953,354
               NET ASSETS:
               Beginning of period                           0
                                                  ------------
               End of period                      $ 23,953,354
                                                  ============
               Undistributed net
                 investment income                $     32,032
                                                  ============

            (1) DISTRIBUTIONS PER SHARE:
               Net investment income              $          0
               Net realized short-term
                 gain                                        0
               Net realized long-term gain                   0
                                                  ------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                     $          0
                                                  ============


(a) From August 4, 1999, the date on which fund shares were first offered for sale to the public

 .............................................................................

                                                              THE OAKMARK
                                                           INTERNATIONAL FUND
                                              --------------------------------------------
                                                 YEAR ENDED              YEAR ENDED
                                              SEPTEMBER 30, 1999      SEPTEMBER 30, 1998
            ------------------------------------------------------------------------------
            FROM OPERATIONS:
               Net investment income             $   15,632,479         $    23,809,423
               Net realized gain (loss) on
                 sale of investments                (28,187,781)             86,532,713
               Net realized gain (loss) on
                 foreign currency
                 transactions                        11,558,024              (3,890,444)
               Net change in unrealized
                 appreciation
                 (depreciation) of
                 investments and foreign
                 currencies                         290,561,381            (502,914,491)
               Net change in unrealized
                 appreciation
                 (depreciation) of forward
                 currency exchange
                 contracts                            1,014,015              (2,045,738)
               Net change in unrealized
                 appreciation
                 (depreciation)--other                 (274,516)                195,384
                                                 --------------         ---------------
               NET INCREASE (DECREASE) IN
                 NET ASSETS FROM
                 OPERATIONS                         290,303,602            (398,313,153)
            ..............................................................................
            DISTRIBUTION TO SHAREHOLDERS
               FROM (1):
               Net investment income                (16,590,763)            (46,460,573)
               Net realized short-term
                 gain                               (32,678,201)            (57,985,224)
               Net realized long-term gain          (20,071,535)           (173,099,244)
                                                 --------------         ---------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                       (69,340,499)           (277,545,041)
            ..............................................................................
            FROM FUND SHARE TRANSACTIONS:
               Proceeds from shares sold            370,563,788             482,976,228
               Reinvestment of dividends
                 and capital gain
                 distributions                       65,432,760             263,415,429
               Payments for shares
                 redeemed, net of fees             (601,921,972)           (961,776,686)
                                                 --------------         ---------------
               NET INCREASE (DECREASE) IN
                 NET ASSETS FROM FUND
                 SHARE TRANSACTIONS                (165,925,424)           (215,385,029)
                                                 --------------         ---------------
            ..............................................................................
            TOTAL INCREASE IN NET ASSETS             55,037,679            (891,243,223)
               NET ASSETS:
               Beginning of period                  756,104,308           1,647,347,531
                                                 --------------         ---------------
               End of period                     $  811,141,987         $   756,104,308
                                                 ==============         ===============
               Undistributed net
                 investment income               $   37,780,575         $    38,738,859
                                                 ==============         ===============

            (1) DISTRIBUTIONS PER SHARE:
               Net investment income             $       0.2440         $        0.5758
               Net realized short-term
                 gain                                    0.4807                  0.7186
               Net realized long-term gain               0.2953                  2.1453
                                                 --------------         ---------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                    $       1.0200         $        3.4397
                                                 ==============         ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 THE OAKMARK FAMILY OF FUNDS

       STATEMENT OF CHANGES IN NET ASSETS--SEPTEMBER 30, 1999 CONT.
        ........................................................................

                                                       THE OAKMARK INTERNATIONAL
                                                             SMALL CAP FUND
                                              --------------------------------------------
                                                 YEAR ENDED              YEAR ENDED
                                              SEPTEMBER 30, 1999      SEPTEMBER 30, 1998
            ------------------------------------------------------------------------------
            FROM OPERATIONS:
               Net investment income             $    2,541,981          $   1,415,157
               Net realized gain (loss) on
                 sale of investments                 12,338,825                (96,290)
               Net realized gain (loss) on
                 foreign currency
                 transactions                           968,518               (162,499)
               Net change in unrealized
                 appreciation
                 (depreciation) of
                 investments and foreign
                 currencies                          34,768,296            (27,728,327)
               Net change in unrealized
                 appreciation
                 (depreciation) of forward
                 currency exchange
                 contracts                              186,436               (179,057)
               Net change in unrealized
                 appreciation
                 (depreciation)--other                   (2,615)                 2,414
                                                 --------------          -------------
               NET INCREASE (DECREASE) IN
                 NET ASSETS FROM
                 OPERATIONS                          50,801,441            (26,748,602)
            ..............................................................................
            DISTRIBUTION TO SHAREHOLDERS
               FROM (1):
               Net investment income                 (1,558,450)              (308,015)
               Net realized short-term
                 gain                                         0             (3,477,982)
               Net realized long-term gain                    0             (3,890,139)
                                                 --------------          -------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                        (1,558,450)            (7,676,136)
            ..............................................................................
            FROM FUND SHARE TRANSACTIONS:
               Proceeds from shares sold            253,467,836             77,339,314
               Reinvestment of dividends
                 and capital gain
                 distributions                        1,470,554              7,427,846
               Payments for shares
                 redeemed, net of fees             (200,585,753)           (64,544,647)
                                                 --------------          -------------
               NET INCREASE IN NET ASSETS
                 FROM FUND SHARE
                 TRANSACTIONS                        54,352,637             20,222,513
                                                 --------------          -------------
            ..............................................................................
            TOTAL INCREASE (DECREASE) IN
               NET ASSETS                           103,595,628            (14,202,225)
               NET ASSETS:
               Beginning of period                   51,770,575             65,972,800
                                                 --------------          -------------
               End of period                     $  155,366,203          $  51,770,575
                                                 ==============          =============
               Undistributed net
                 investment income               $    2,612,604          $   1,629,075
                                                 ==============          =============

            (1) DISTRIBUTIONS PER SHARE:
               Net investment income             $       0.2049          $      0.0559
               Net realized short-term
                 gain                                         0                 0.6312
               Net realized long-term gain                    0                 0.7060
                                                 --------------          -------------
               TOTAL DISTRIBUTIONS TO
                 SHAREHOLDERS                    $       0.2049          $      1.3931
                                                 ==============          =============


       THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------
               NOTES TO FINANCIAL STATEMENTS
 ........................................................................

1. SIGNIFICANT ACCOUNTING POLICIES
The following are the significant accounting policies of The Oakmark Fund ("Oakmark"), The Oakmark Select Fund ("Select"), The Oakmark Small Cap Fund ("Small Cap"), The Oakmark Equity and Income Fund ("Equity and Income"), The Oakmark Global Fund ("Global"), The Oakmark International Fund ("International"), and The Oakmark International Small Cap Fund ("Int'l Small Cap") collectively referred to as "the Funds", each a series of the Harris Associates Investment Trust (a Massachusetts business trust). These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION--
Investments are stated at current market value. Securities traded on securities exchanges and securities traded on the NASDAQ National Market are valued at the last sales price on the day of valuation, or if lacking any reported sales that day, at the most recent bid quotation. Over-the-counter securities not so traded are valued at the most recent bid quotation. Money market instruments having a maturity of 60 days or less from the date of valuation are valued on an amortized cost basis which approximates market value. Securities for which quotations are not readily available are valued at a fair value as determined by the Pricing Committee appointed by the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS--
Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.

Net realized gains on foreign currency transactions arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from the portfolio and transaction hedges.

At September 30, 1999, only the Equity and Income, Global, International and Int'l Small Cap Funds had foreign currency transactions. Net unrealized appreciation (depreciation)-other includes the following components:

                                         EQUITY
                                          AND                           INT'L SMALL
                                         INCOME  GLOBAL  INTERNATIONAL      CAP
-----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)
    on dividends and dividend reclaims
                receivable               $(187)   $29      $(85,076)      $ 4,448
Unrealized appreciation (depreciation)
     on open securities purchases and
                  sales                     --     --       (13,762)       (1,286)
Unrealized appreciation (depreciation)
    on transaction hedge purchases and
                  sales                     --     --         6,638          (245)
Unrealized appreciation (depreciation)
          on tax expense payable            28     24        23,105           106
                                         ------   ---      --------       -------
      Net Unrealized Appreciation
           (Depreciation) - Other        $(159)   $53      $(69,095)      $ 3,023
                                         ======   ===      ========       =======

SECURITY TRANSACTIONS AND INVESTMENT INCOME--
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

FORWARD FOREIGN CURRENCY CONTRACTS--
At September 30, 1999, Global, International and Int'l Small Cap had entered into forward foreign currency contracts under which they are obligated to exchange currencies at specified future dates. The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. These contracts are valued daily and the fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

       THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------
               NOTES TO FINANCIAL STATEMENTS (CONT.)
 ........................................................................

The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

The Global Fund had the following outstanding contracts at September 30, 1999:

PORTFOLIO HEDGES--

                                                                                                            UNREALIZED
                                                                                                           APPRECIATION
                                                                                                         (DEPRECIATION) AT
              US DOLLAR PROCEEDS              FOREIGN CURRENCY SOLD                 SETTLEMENT DATE     SEPTEMBER 30, 1999
              -------------------------------------------------------------------------------------------------------------
                   $300,000                  32,523,000  Japanese Yen            February 2000               $(11,766)
                    300,000                  30,456,000  Japanese Yen            March 2000                     7,047
                                                                                                             --------
                                                                                                             $ (4,719)
                                                                                                             ========

The International Fund had the following outstanding contracts at September 30, 1999:

PORTFOLIO HEDGES--

                                                                                                      UNREALIZED
                                                                                                     APPRECIATION
                                                                                                   (DEPRECIATION) AT
              US DOLLAR PROCEEDS            FOREIGN CURRENCY SOLD              SETTLEMENT DATE    SEPTEMBER 30, 1999
              -------------------------------------------------------------------------------------------------------
                  $29,496,600              18,000,000  Pound Sterling        November 1999             $(138,396)
                   24,400,000           2,645,204,000  Japanese Yen          February 2000              (956,994)
                   25,000,000           2,538,000,000  Japanese Yen          March 2000                  587,215
                                                                                                       ---------
                                                                                                       $(508,175)
                                                                                                       =========

TRANSACTION HEDGES: FOREIGN CURRENCY PURCHASES:

                                                                                                         UNREALIZED
                                                                                                        APPRECIATION
                                                                                                      (DEPRECIATION) AT
              US DOLLAR SOLD               FOREIGN CURRENCY PURCHASED            SETTLEMENT DATE     SEPTEMBER 30, 1999
              ----------------------------------------------------------------------------------------------------------
                  $  271,353                 1,894,725  Danish Krone           October 1999                $   (93)
                     427,188                   406,266  Euro Currency          October 1999                  5,098
                   1,522,910                   926,006  Pound Sterling         October 1999                  1,574
                   1,014,403                   616,284  Pound Sterling         October 1999                    185
                   1,539,504                   934,506  Pound Sterling         October 1999                 (1,029)
                   1,547,003                   939,057  Pound Sterling         October 1999                 (1,034)
                                                                                                           -------
                                                                                                           $ 4,701
                                                                                                           =======

TRANSACTION HEDGES: FOREIGN CURRENCY SALES--

                                                                                                         UNREALIZED
                                                                                                        APPRECIATION
                                                                                                      (DEPRECIATION) AT
              US DOLLAR PURCHASED            FOREIGN CURRENCY SOLD               SETTLEMENT DATE     SEPTEMBER 30, 1999
              ----------------------------------------------------------------------------------------------------------
                  $   53,592                    78,700  Canadian Dollar        October 1999                $    29
                     341,801                   320,790  Euro Currency          October 1999                    465
                     248,930                   233,124  Euro Currency          October 1999                    874
                   2,007,902                 1,219,867  Pound Sterling         October 1999                   (365)
                   1,985,610                 1,205,299  Pound Sterling         October 1999                  1,327
                      80,586                   625,993  Hong Kong Dollar       October 1999                     (1)
                   3,044,739                23,605,862  Norwegian Krone        October 1999                 (2,555)
                     536,900                 4,381,103  Swedish Krone          October 1999                  2,163
                                                                                                           -------
                                                                                                           $ 1,937
                                                                                                           =======

The Int'l Small Cap Fund had the following outstanding contracts at September 30, 1999:

PORTFOLIO HEDGES--

                                                                                                         UNREALIZED
                                                                                                        APPRECIATION
                                                                                                      (DEPRECIATION) AT
              US DOLLAR PROCEEDS             FOREIGN CURRENCY SOLD               SETTLEMENT DATE     SEPTEMBER 30, 1999
              ----------------------------------------------------------------------------------------------------------
                  $2,800,000               303,548,000  Japanese Yen           February 2000              $(109,819)
                   5,000,000               507,600,000  Japanese Yen           March 1999                   117,443
                                                                                                          ---------
                                                                                                          $   7,624
                                                                                                          =========

TRANSACTION HEDGES: FOREIGN CURRENCY PURCHASES:

                                                                                                            UNREALIZED
                                                                                                           APPRECIATION
                                                                                                         (DEPRECIATION) AT
              US DOLLARS SOLD               FOREIGN CURRENCY PURCHASED              SETTLEMENT DATE     SEPTEMBER 30, 1999
              -------------------------------------------------------------------------------------------------------------
                   $ 44,340                      42,168  Euro Currency           October 1999                  $ 529
                    269,843                     253,159  Euro Currency           October 1999                   (469)
                     11,140                      10,542  Euro Currency           October 1999                     77
                    205,888                     193,232  Euro Currency           October 1999                   (280)
                    252,990                     153,569  Pound Sterling          October 1999                   (169)
                     97,670                      59,287  Pound Sterling          October 1999                    (65)
                                                                                                               -----
                                                                                                               $(377)
                                                                                                               =====

TRANSACTION HEDGES: FOREIGN CURRENCY SALES--

                                                                                                             UNREALIZED
                                                                                                            APPRECIATION
                                                                                                          (DEPRECIATION) AT
              US DOLLARS PURCHASED             FOREIGN CURRENCY SOLD                 SETTLEMENT DATE     SEPTEMBER 30, 1999
              --------------------------------------------------------------------------------------------------------------
                    $197,293                     119,760  Pound Sterling          October 1999                  $132
                                                                                                                ====

At September 30, 1999, Global, International and Int'l Small Cap Funds each had sufficient cash and/or securities to cover any commitments under these contracts.

       THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------
               NOTES TO FINANCIAL STATEMENTS (CONT.)
 ........................................................................

SECURITIES LENDING--
Each Fund except The Oakmark Fund may lend portfolio securities to broker-dealers and banks. As of December 31, 1998, the Funds discontinued participation in a securities lending program and any securities previously loaned to borrowers have been returned.

FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--
No provision is made for Federal income taxes. The Funds elect to be taxed as "regulated investment companies" and make such distributions to their shareholders as to be relieved of all Federal income taxes under provisions of current Federal tax law.

The Funds hereby designate the approximate long term capital gains for purposes of the dividends paid deduction (in thousands):

                      SMALL  EQUITY &                 INT'L SMALL
  OAKMARK    SELECT    CAP    INCOME   GLOBAL  INT'L      CAP
  $618,028  $296,551   $0     $6,231     $0     $0      $5,912

The amount of income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, undistributed net investment income and undistributed net realized gain (loss) on investments. These differences are primarily related to foreign currency transactions, deferral of losses on wash sales, and character of capital loss carryforwards. The Funds also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

BANK LOANS--
The Funds have two unsecured lines of credit with a syndication of banks. One line of credit is a committed line of $350 million and the other is an uncommitted line of $250 million. Borrowings under this arrangement bear interest at .50% above the Federal Funds Effective Rate. As of September 30, 1999, there were no outstanding borrowings.

2. TRANSACTIONS WITH AFFILIATES
Each fund has an investment advisory agreement with Harris Associates L.P. (Adviser). For management services and facilities furnished, the Funds pay the Adviser monthly fees at annual rates as follows. Oakmark pays 1% on the first $2.5 billion of net assets, .95% on the next $1.25 billion of net assets, .90% on the next $1.25 billion of net assets, .85% on the next $5 billion of net assets, and .80% on the excess of $10 billion of net assets. International pays 1% on the first $2.5 billion of net assets, .95% on the next $2.5 billion of net assets, and .90% on the excess of $5 billion of net assets. Select pays 1% on the first $1 billion, .95% on the next $500 million, .90% on the next
$500 million, .85% on the next $500 million, .80% on the next $2.5 million of net assets, and .75% on the excess of $5 billion of net assets. Small Cap pays 1.25% on the first $1 billion of net assets, 1.15% on the next $500 million, 1.10% on the next $500 million, 1.05% on the next $500 million, and 1% on the excess of $2.5 billion. Equity and Income pays .75% of net assets, Int'l Small Cap pays 1.25% of net assets, and Global pays 1.00% of net assets. Each fee is calculated on the total net assets as determined at the end of each preceding calendar month. The Adviser has voluntarily agreed to reimburse the Funds to the extent that annual expenses, excluding certain expenses, exceed 1.5% for domestic funds, 2.0% for international funds, and 1.75% for Global.

In connection with the organization of the Funds, expenses of approximately $7,283 were advanced each to Small Cap, Equity and Income and Int'l Small Cap, and $3,500 to Select by the Adviser. These expenses are being amortized on a straight line basis through October, 2000 for Small Cap, Equity and Income and Int'l Small Cap, and October, 2001 for Select.

During the twelve months ended September 30, 1999, the Funds incurred brokerage commissions of $5,015,100, $2,890,278, $2,569,414, $128,972, $93,787, $3,642,521
and $1,155,829 of which $1,944,758, $725,722, $213,191, $56,545, $29,127, $0 and
$0 were paid by Oakmark, Select, Small Cap, Equity and Income, Global, International and Int'l Small Cap, respectively, to an affiliate of the Adviser.

The Funds' Trustees may participate in a Deferred Compensation Plan which may be terminated at any time. The obligations of the Plan are paid solely out of the assets of the Funds. All amounts payable under the Plan as of September 30, 1999 have been accrued.

3. FUND SHARE TRANSACTIONS
Proceeds and payments on Fund shares as shown in the Statement of Changes in Net Assets are in respect of the following number of shares (in thousands):

                                                                  PERIOD ENDED SEPTEMBER 30, 1999
                                                             -----------------------------------------
                                                                                             EQUITY &
                                                              OAKMARK    SELECT   SMALL CAP   INCOME
                    ----------------------------------------------------------------------------------
                    Shares sold                                  22,559   32,332    18,587      1,449
                    Shares issued in reinvestment of
                       dividends                                 10,299    2,853       297        112
                    Less shares redeemed                       (100,457) (30,105)  (36,338)    (1,842)
                                                             ----------  -------  --------    -------
                    Net increase (decrease) in shares
                       outstanding                              (67,599)   5,080   (17,454)      (281)
                                                             ==========  =======  ========    =======

                                                                PERIOD ENDED SEPTEMBER 30, 1999
                                                             -------------------------------------
                                                                                       INT'L SMALL
                                                             GLOBAL(a)  INTERNATIONAL      CAP
                                                             -------------------------------------
                    ---------------------------------------
                    Shares sold                                 2,623        27,499        21,542
                    Shares issued in reinvestment of
                       dividends                                   --         6,003           178
                    Less shares redeemed                          (15)      (47,902)      (16,944)
                                                             --------    ----------     ---------
                    Net increase (decrease) in shares
                       outstanding                              2,608       (14,400)        4,776
                                                             ========    ==========     =========

(a) From August 4, 1999, the date on which fund shares were first offered for sale to the public.

                                                                         YEAR ENDED SEPTEMBER 30, 1998
                                                       ------------------------------------------------------------------
                                                                                    EQUITY &                  INT'L SMALL
                                                       OAKMARK  SELECT   SMALL CAP   INCOME    INTERNATIONAL      CAP
              -----------------------------------------------------------------------------------------------------------
              Shares sold                              68,340    81,093    22,121      3,014        34,513         8,604
              Shares issued in reinvestment of
                 dividends                             30,513       410     9,667        149        20,108           786
              Less shares redeemed                     (52,910) (39,717)  (57,261)    (1,344)      (69,820)       (7,284)
                                                       -------  -------  --------    -------    ----------     ---------
              Net increase (decrease) in shares
                 outstanding                           45,943    41,786   (25,473)     1,819       (15,199)        2,106
                                                       =======  =======  ========    =======    ==========     =========

Effective January, 1999, the Funds offer two classes of shares. Class I shares are offered to the general public and Class II shares are offered to certain 401(k) and other tax qualified plans. Because no Class II shares have been issued as of September 30, 1999, no financial data is presented.

4. INVESTMENT TRANSACTIONS
Transactions in investment securities (excluding short term securities) were as follows (in thousands):

                                                                                           EQUITY &
                                                        OAKMARK      SELECT    SMALL CAP    INCOME    GLOBAL   INTERNATIONAL
              --------------------------------------------------------------------------------------------------------------
              Purchases                                $  734,144  $1,114,254  $  370,124   $45,738   $27,010    $408,596
              Proceeds from sales                       3,124,576     968,958   4,661,866    49,281     1,595     611,623

                                                       INT'L SMALL
                                                           CAP
                                                       -----------
              ---------------------------------------
              Purchases                                 $175,083
              Proceeds from sales                        125,384

       THE OAKMARK FAMILY OF FUNDS
--------------------------------------------------------------
               NOTES TO FINANCIAL STATEMENTS (CONT.)
 ........................................................................

5. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended September 30, 1999 is set forth below:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK FUND

                                          PURCHASE       SALES       DIVIDEND        MARKET
AFFILIATES                                  COST          COST        INCOME         VALUE
-----------------------------------------------------------------------------------------------
ACNielsen Corporation                    $        --  $         --  $        --  $  108,083,250
Brunswick Corporation                             --            --    3,640,400     181,109,900
H & R Block, Inc.                                 --    59,237,433    7,114,713     278,673,281
Knight Ridder, Inc.                       13,380,889    76,860,097    5,585,106     313,670,988
The Black & Decker Corporation                    --   163,345,561    3,201,948     247,269,887
The Dun & Bradstreet Corporation          12,433,629    57,927,867    7,103,390     278,509,687
                                         -----------  ------------  -----------  --------------
TOTALS                                   $25,814,518  $357,370,958  $26,645,557  $1,407,316,993

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK SELECT FUND

                                          PURCHASE       SALES       DIVIDEND        MARKET
AFFILIATES                                  COST          COST        INCOME         VALUE
-----------------------------------------------------------------------------------------------
USG Corporation                          $53,055,089  $ 13,554,188  $ 1,238,350  $  166,245,250
US Industries Inc.                        44,696,796    27,494,375    1,586,420     133,654,500
                                         -----------  ------------  -----------  --------------
TOTALS                                   $97,751,885  $ 41,048,563  $ 2,824,770  $  299,899,750

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK SMALL CAP FUND

                                          PURCHASE       SALES       DIVIDEND        MARKET
AFFILIATES                                  COST          COST        INCOME         VALUE
-----------------------------------------------------------------------------------------------
Barry (R.G.) Corporation                 $   683,865  $         --  $        --  $    5,512,500
Duff & Phelps Credit Rating Co.                   --     2,576,539       39,000      23,981,250
Finger Lakes Financial Corp.                      --        22,374       45,120       1,808,625
Sames Corporation                                 --       448,735           --       4,468,750
Tokheim Corporation                        9,617,102            --           --       7,686,250
Ugly Duckling Corporation                    366,408            --           --      12,468,750
                                         -----------  ------------  -----------  --------------
TOTALS                                   $10,667,375  $  3,047,648  $    84,120  $   55,926,125

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK INTERNATIONAL FUND

                                          PURCHASE       SALES       DIVIDEND        MARKET
AFFILIATES                                  COST          COST        INCOME         VALUE
-----------------------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones,
   S.A. Class E                          $ 8,398,520  $ 10,993,184  $ 1,380,960  $   28,657,800
Chargeurs International SA                   487,752            --      388,650      39,452,164
Dongah Tire Industry Company                      --            --      140,181       5,399,470
Fernz Corporation Ltd.                     3,621,336    14,034,949    1,034,503      21,170,836
Fila Holding S.p.A.                          691,130       989,957           --      32,160,000
Keumkang Ltd.                                     --     7,957,641      307,101      18,471,319
Lotte Chilsung Beverage Company                   --     4,600,021       36,291       4,428,607
                                         -----------  ------------  -----------  --------------
TOTALS                                   $13,198,738  $ 38,575,752  $ 3,287,686  $  149,740,196

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK INTERNATIONAL SMALL CAP FUND

                                          PURCHASE       SALES       DIVIDEND        MARKET
AFFILIATES                                  COST          COST        INCOME         VALUE
-----------------------------------------------------------------------------------------------
Designer Textiles (NZ) Limited           $        --  $    158,585  $    42,398  $      314,281
Mainfreight Limited                        3,661,625            --       51,467       3,511,797
Matichon Public Company Limited,
   Foreign Share                                  --            --      162,053       3,261,806
NSC Groupe                                 3,693,254            --      349,183       5,842,934
Parbury Limited                              255,279            --      131,268       2,328,688
Recordati                                  2,860,638            --       47,131       2,597,323
Royal Doulton PLC                          6,916,864     1,773,353           --       7,983,234
Yip's Hang Cheung (Holdings) Ltd.            671,588       112,764      164,944       2,237,578
                                         -----------  ------------  -----------  --------------
TOTALS                                   $18,059,248  $  2,044,702  $   948,444  $   28,077,641

       THE OAKMARK FUND
--------------------------------------------------------------
               FINANCIAL HIGHLIGHTS
    ..........................................................

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      ELEVEN MONTHS
                                    YEAR ENDED        YEAR ENDED          ENDED        YEAR ENDED OCTOBER 31,
                                  SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,    ----------------------
                                       1999              1998             1997           1996         1995
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                           $   33.54          $ 41.21          $   32.39      $   28.47    $   25.21
Income From Investment
   Operations:
   Net Investment Income
      (Loss)                             0.44             0.47               0.36           0.34         0.30
   Net Gains or Losses on
      Securities (both
      realized and unrealized)           2.43            (1.73)             10.67           4.70         4.66
                                    ---------          ---------        ---------      ---------    ---------
   Total From Investment
      Operations:                        2.87            (1.26)             11.03           5.04         4.96
Less Distributions:
   Dividends (from net
      investment income)                (0.44)           (0.40)             (0.34)         (0.28)       (0.23)
   Distributions (from capital
      gains)                            (1.60)           (6.01)             (1.87)         (0.84)       (1.47)
                                    ---------          ---------        ---------      ---------    ---------
   Total Distributions                  (2.04)           (6.41)             (2.21)         (1.12)       (1.70)
                                    ---------          ---------        ---------      ---------    ---------
Net Asset Value, End of Period      $   34.37          $ 33.54          $   41.21      $   32.39    $   28.47
                                    =========          =========        =========      =========    =========
Total Return                             7.98%           (4.06)%            39.24%*        18.07%       21.55%
Ratios/Supplemental Data:
   Net Assets, End of Period
      ($million)                    $4,772.8          6$,924.0          $6,614.9       $3,933.9     $2,827.1
   Ratio of Expenses to
      Average Net Assets                 1.11%            1.08%              1.08%*         1.18%        1.17%
   Ratio of Net Income (Loss)
      to Average Net Assets              1.02%            1.22%              1.19%*         1.13%        1.27%
   Portfolio Turnover Rate                 13%              43%                17%            24%          18%


                                    YEAR ENDED OCTOBER 31,
                                -----------------------------------    OCTOBER 31,
                                  1994         1993         1992         1991(a)
------------------------------
Net Asset Value, Beginning of
   Period                       $   24.18    $   17.11     $ 12.10        $10.00
Income From Investment
   Operations:
   Net Investment Income
      (Loss)                         0.27         0.17       (0.03)        (0.01)
   Net Gains or Losses on
      Securities (both
      realized and unrealized)       1.76         7.15        5.04         2.11
                                ---------    ---------     -------        ------
   Total From Investment
      Operations:                    2.03         7.32        5.01         2.10
Less Distributions:
   Dividends (from net
      investment income)            (0.23)       (0.04)      --           --
   Distributions (from capital
      gains)                        (0.77)       (0.21)      --           --
                                ---------    ---------     -------        ------
   Total Distributions              (1.00)       (0.25)      --           --
                                ---------    ---------     -------        ------
Net Asset Value, End of Period  $   25.21    $   24.18     $ 17.11        $12.10
                                =========    =========     =======        ======
Total Return                         8.77%       43.21%      41.40%       87.10 %*
Ratios/Supplemental Data:
   Net Assets, End of Period
      ($million)                $1,677.3     $1,107.0      $114.7         $4.8
   Ratio of Expenses to
      Average Net Assets             1.22%        1.32%       1.70%        2.50%(b)*
   Ratio of Net Income (Loss)
      to Average Net Assets          1.19%        0.94%      (0.24)%      (0.66)%(c)*
   Portfolio Turnover Rate             29%          18%         34%           0%

*Data has been annualized.

(a) From August 5, 1991, the date on which Fund shares were first offered for sale to the public.
(b) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, this annualized ratio would have been 4.92% for the period.
(c) Computed giving effect to the Adviser's expense limitation undertaking.

       THE OAKMARK SELECT FUND
--------------------------------------------------------------
               FINANCIAL HIGHLIGHTS
    ..........................................................

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED             YEAR ENDED        ELEVEN MONTHS ENDED
                                  SEPTEMBER 30, 1999     SEPTEMBER 30, 1998    SEPTEMBER 30, 1997
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                              $   16.76              $  16.34               $10.00
Income From Investment
   Operations:
   Net Investment Income
      (Loss)                                0.20                  0.03                (0.01)
   Net Gains or Losses on
      Securities (both
      realized and unrealized)              4.72                  0.56                 6.35
                                       ---------              ---------              -------
   Total From Investment
      Operations:                           4.92                  0.59                 6.34
Less Distributions:
   Dividends (from net
      investment income)                   (0.05)                --                   --
   Distributions (from capital
      gains)                               (0.71)                (0.17)               --
                                       ---------              ---------              -------
   Total Distributions                     (0.76)                (0.17)               --
                                       ---------              ---------              -------
Net Asset Value, End of Period         $   20.92              $  16.76               $16.34
                                       =========              =========              =======
Total Return                               30.07%                 3.64%               69.16%*
Ratios/Supplemental Data:
   Net Assets, End of Period
      ($million)                       $1,638.9               $1,227.9               $514.2
   Ratio of Expenses to
      Average Net Assets                    1.16%                  1.22%                1.12%*
   Ratio of Net Income (Loss)
      to Average Net Assets                 0.98%                   .17%               (0.11)%*
   Portfolio Turnover Rate                    67%                    56%                  37%

*Ratios have been annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK SMALL CAP FUND
--------------------------------------------------------------
               FINANCIAL HIGHLIGHTS
    ..........................................................

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                ELEVEN MONTHS
                                                                                    ENDED          YEAR ENDED
                                      YEAR ENDED             YEAR ENDED         SEPTEMBER 30,     OCTOBER 31,
                                  SEPTEMBER 30, 1999     SEPTEMBER 30, 1998          1997             1996
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                               $ 12.63                $ 20.34            $    13.19         $10.00
Income From Investment
   Operations:
   Net Investment Income
      (Loss)                              (0.16)                 (0.12)                (0.01)         (0.02)
   Net Gains or Losses on
      Securities (both
      realized and unrealized)             1.50                  (4.73)                 7.16           3.21
                                        -------                -------            ---------          -------
   Total From Investment
      Operations:                          1.34                  (4.85)                 7.15           3.19
Less Distributions:
   Dividends (from net
      investment income)                   0.00                  --                    --             --
   Distributions (from capital
      gains)                              (0.09)                 (2.86)                --             --
                                        -------                -------            ---------          -------
   Total Distributions                    (0.09)                 (2.86)                --             --
                                        -------                -------            ---------          -------
Net Asset Value, End of Period          $ 13.88                $ 12.63            $    20.34         $13.19
                                        =======                =======            =========          =======
Total Return                              10.56%                (26.37)%               59.14%*        31.94%
Ratios/Supplemental Data:
   Net Assets, End of Period
      ($million)                        $437.1                 $618.0             $ 1,513.4          $218.4
   Ratio of Expenses to
      Average Net Assets                   1.48%                  1.45%                 1.37%*         1.61%
   Ratio of Net Income (Loss)
      to Average Net Assets               (0.44)%                (0.40)%               (0.25)%*       (0.29)%
   Portfolio Turnover Rate                   68%                    34%                   27%            23%

*Data has been annualized.

       THE OAKMARK EQUITY AND INCOME FUND
--------------------------------------------------------------
               FINANCIAL HIGHLIGHTS
    ..........................................................

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                ELEVEN MONTHS
                                                                                    ENDED          YEAR ENDED
                                      YEAR ENDED             YEAR ENDED         SEPTEMBER 30,     OCTOBER 31,
                                  SEPTEMBER 30, 1999     SEPTEMBER 30, 1998          1997             1996
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                               $ 13.99                $ 14.49              $11.29           $10.00
Income From Investment
   Operations:
   Net Investment Income
      (Loss)                               0.43                   0.29                0.21             0.10
   Net Gains or Losses on
      Securities (both
      realized and unrealized)             1.68                   0.04                3.24             1.19
                                        ------                 ------               ------           ------
   Total From Investment
      Operations:                          2.11                   0.33                3.45             1.29
Less Distributions:
   Dividends (from net
      investment income)                  (0.21)                 (0.24)              (0.12)           --
   Distributions (from capital
      gains)                              (0.21)                 (0.59)              (0.13)           --
                                        ------                 ------               ------           ------
   Total Distributions                    (0.42)                 (0.83)              (0.25)           --
                                        ------                 ------               ------           ------
Net Asset Value, End of Period            15.68                  13.99              $14.49           $11.29
                                        ======                 ======               ======           ======
Total Return                              15.32%                  2.57%              34.01%*          12.91%
Ratios/Supplemental Data:
   Net Assets, End of Period
      ($million)                        $ 60.3                 $ 57.7               $33.5            $13.8
   Ratio of Expenses to
      Average Net Assets                   1.18%                  1.31%               1.50%*(a)        2.50%(a)
   Ratio of Net Income (Loss)
      to Average Net Assets                2.65%                  2.39%               2.38%*(a)        1.21%(a)
   Portfolio Turnover Rate                   81%                    46%                 53%              66%

*Data has been annualized.

(a) If the fund had paid all of its expenses and there had been no expense reimbursement by the investment adviser, ratios would have been as follows:

                                  SEPTEMBER 30, 1997     OCTOBER 31, 1996
--------------------------------------------------------------------------
   Ratio of Expenses to
     Average Net Assets                   1.70%                 2.64%
   Ratio of Net Income (Loss)
     to Average Net Assets                2.18%                 1.08%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK GLOBAL FUND
--------------------------------------------------------------
               FINANCIAL HIGHLIGHTS
    ..........................................................

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                       PERIOD ENDED
                                  SEPTEMBER 30, 1999(a)
--------------------------------------------------------
Net Asset Value, Beginning of
   Period                                 $10.00
Income From Investment
   Operations:
   Net Investment Income
     (Loss)                                 0.01
   Net Gains or Losses on
     Securities (both realized
     and unrealized)                       (0.83)
                                          ------
   Total From Investment
     Operations:                           (0.82)
Less Distributions:
   Dividends (from net
     investment income)                     0.00
   Distributions (from capital
     gains)                                 0.00
                                          ------
   Total Distributions                      0.00
                                          ------
Net Asset Value, End of Period            $ 9.18
                                          ======
Total Return                               (8.18%)
Ratios/Supplemental Data:
   Net Assets, End of Period
     ($million)                           $24.0
   Ratio of Expenses to
     Average Net Assets                     1.75%*(b)
   Ratio of Net Income (Loss)
     to Average Net Assets                  0.98%*(b)
   Portfolio Turnover Rate                  7.23%

*Data has been annualized.

(a) From August 4, 1999, the date on which fund shares were first offered for sale to the public.


(b) If the fund had paid all of its expenses and there had been no expense reimbursement by the investment advisor, the ratio of expenses to average net assets would have been 2.22% and the ratio of net income (loss) to average net assets would have been .51%.

       THE OAKMARK INTERNATIONAL FUND
--------------------------------------------------------------
               FINANCIAL HIGHLIGHTS
    ..........................................................

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    ELEVEN MONTHS
                                   YEAR ENDED       YEAR ENDED          ENDED                    YEAR ENDED OCTOBER 31,
                                  SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    ----------------------------------------------
                                      1999             1998             1997           1996         1995        1994         1993
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                            $ 10.42          $ 18.77         $   14.92      $   12.97    $ 14.50     $   14.09    $  9.80
Income From Investment
   Operations:
   Net Investment Income
      (Loss)                            0.36             0.41              0.27           0.09       0.30          0.21       0.06
   Net Gains or Losses on
      Securities (both
      realized and unrealized)          4.19            (5.32)             3.74           2.90      (0.77)         0.43       4.48
                                     -------          -------         ---------      ---------    -------     ---------    -------
   Total From Investment
      Operations:                       4.55            (4.91)             4.01           2.99      (0.47)         0.64       4.54
Less Distributions:
   Dividends (from net
      investment income)               (0.24)           (0.58)            (0.16)         --         --            (0.08)     (0.25)
   Distributions (from capital
      gains)                           (0.78)           (2.86)            --             (1.04)     (1.06)        (0.15)     --
                                     -------          -------         ---------      ---------    -------     ---------    -------
   Total Distributions                 (1.02)           (3.44)            (0.16)         (1.04)     (1.06)        (0.23)     (0.25)
                                     -------          -------         ---------      ---------    -------     ---------    -------
Net Asset Value, End of Period       $ 13.95          $ 10.42         $   18.77      $   14.92    $ 12.97     $   14.50    $ 14.09
                                     =======          =======         =========      =========    =======     =========    =======
Total Return                           46.41%          (29.90)%           29.63%*        24.90%     (3.06)%        4.62%     47.49%
Ratios/Supplemental Data:
   Net Assets, End of Period
      ($million)                     $811.1           $756.1          $1,647.3       $1,172.8     $819.7      $1,286.0     $815.4
   Ratio of Expenses to
      Average Net Assets                1.29%            1.32%             1.26%*         1.32%      1.40%         1.37%      1.26%
   Ratio of Net Income (Loss)
      to Average Net Assets             1.94%            1.95%             2.09%*         1.45%      1.40%         1.44%      1.55%
   Portfolio Turnover Rate                54%              43%               61%            42%        26%           55%        21%


                                PERIOD ENDED
                                OCTOBER 31,
                                  1992(a)
------------------------------
Net Asset Value, Beginning of
   Period                          $10.00
Income From Investment
   Operations:
   Net Investment Income
      (Loss)                        0.26
   Net Gains or Losses on
      Securities (both
      realized and unrealized)     (0.46)
                                   -------
   Total From Investment
      Operations:                  (0.2)
Less Distributions:
   Dividends (from net
      investment income)           --
   Distributions (from capital
      gains)                       --
                                   -------
   Total Distributions             --
                                   -------
Net Asset Value, End of Period      9.80
                                   =======
Total Return                      (22.81)%*
Ratios/Supplemental Data:
   Net Assets, End of Period
      ($million)                  $23.5
   Ratio of Expenses to
      Average Net Assets            2.04%*
   Ratio of Net Income (Loss)
      to Average Net Assets        37.02%*
   Portfolio Turnover Rate             0%

*Ratios have been annualized.

(a) From September 30, 1992, the date on which Fund shares were first offered for sale to the public.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       THE OAKMARK INTERNATIONAL SMALL CAP FUND
--------------------------------------------------------------
               FINANCIAL HIGHLIGHTS
    ..........................................................

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                ELEVEN MONTHS
                                      YEAR ENDED            YEAR ENDED              ENDED              YEAR ENDED
                                  SEPTEMBER 30, 1999    SEPTEMBER 30, 1998    SEPTEMBER 30, 1997    OCTOBER 31, 1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                               $ 6.89                $12.20                $11.41               $10.00
Income From Investment
   Operations:
   Net Investment Income
      (Loss)                              0.20                  0.18                  0.13                 0.04
   Net Gains or Losses on
      Securities (both
      realized and unrealized)            5.75                 (4.09)                 1.10                 1.37
                                        -------               -------               ------               ------
   Total From Investment
      Operations:                         5.95                 (3.91)                 1.23                 1.41
Less Distributions:
   Dividends (from net
      investment income)                 (0.20)                (0.06)                (0.08)               --
   Distributions (from capital
      gains)                              0.00                 (1.34)                (0.36)               --
                                        -------               -------               ------               ------
   Total Distributions                   (0.20)                (1.40)                (0.44)               --
                                        -------               -------               ------               ------
Net Asset Value, End of Period          $12.64                $ 6.89                $12.20               $11.41
                                        =======               =======               ======               ======
Total Return                             88.02%               (35.20)%               12.07%*              14.15%
Ratios/Supplemental Data:
   Net Assets, End of Period
      ($million)                       $155.4                 $51.8                 $66.0                $39.8
   Ratio of Expenses to
      Average Net Assets                  1.79%                 1.96%                 1.93%*               2.50%(a)
   Ratio of Net Income (Loss)
      to Average Net Assets               2.31%                 2.17%                 1.23%*               0.65%(a)
   Portfolio Turnover Rate                 126%                   69%                   63%                  27%

* Ratios have been annualized.

(a) If the fund had paid all of its expenses and there had been no expense reimbursement by the investment advisor, the ratio of expenses to average net assets would have been 2.65% and the ratio of net income (loss) to average net assets would have been .50%.

    THE OAKMARK FAMILY OF FUNDS

       REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
        ........................................................................

        TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF HARRIS
          ASSOCIATES INVESTMENT TRUST:

            WE HAVE AUDITED THE ACCOMPANYING STATEMENTS OF ASSETS AND LIABILITIES OF THE OAKMARK FUND, THE OAKMARK SELECT FUND, THE OAKMARK
        SMALL CAP FUND, THE OAKMARK EQUITY AND INCOME FUND, THE OAKMARK GLOBAL FUND, THE OAKMARK INTERNATIONAL FUND, AND THE OAKMARK INTERNATIONAL SMALL CAP FUND (EACH A SERIES OF HARRIS ASSOCIATES INVESTMENT TRUST), INCLUDING THE SCHEDULES OF INVESTMENTS ON PAGES 7-9, 12-13, 16-18, 21-24, 28-30, 34-37, AND 41-44, AS OF SEPTEMBER 30, 1999, AND THE
        RELATED STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR THE PERIODS INDICATED THEREON. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE THE RESPONSIBILITY OF THE TRUST'S MANAGEMENT. OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS BASED ON OUR AUDITS.
            WE CONDUCTED OUR AUDITS IN ACCORDANCE WITH GENERALLY ACCEPTED AUDITING STANDARDS. THOSE STANDARDS REQUIRE THAT WE PLAN AND PERFORM THE AUDITS TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS. OUR PROCEDURES INCLUDED CONFIRMATION OF SECURITIES OWNED AS OF SEPTEMBER 30, 1999, BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS. AS TO SECURITIES PURCHASED BUT NOT RECEIVED, WE REQUESTED CONFIRMATION FROM BROKERS, AND WHEN REPLIES WERE NOT RECEIVED, WE CARRIED OUT ALTERNATIVE AUDITING PROCEDURES. AN AUDIT ALSO INCLUDES ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AS WELL AS EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS PROVIDE A REASONABLE BASIS FOR OUR OPINION.
            IN OUR OPINION, THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS REFERRED TO ABOVE PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITIONS OF THE OAKMARK FUND, THE OAKMARK SELECT FUND, THE OAKMARK SMALL CAP FUND, THE OAKMARK EQUITY AND INCOME FUND, THE OAKMARK GLOBAL FUND, THE OAKMARK INTERNATIONAL FUND, AND THE OAKMARK INTERNATIONAL SMALL CAP FUND OF THE HARRIS ASSOCIATES INVESTMENT TRUST AS OF SEPTEMBER 30, 1999, THE RESULTS OF THEIR OPERATIONS, THE CHANGES IN THEIR NET ASSETS, AND THEIR FINANCIAL HIGHLIGHTS FOR THE PERIODS INDICATED THEREON IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES.

        ARTHUR ANDERSEN LLP
        Chicago, Illinois
        October 25, 1999